UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2015 to January 31, 2016

Item 1:   Schedule of Investments

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

January 31, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (82.0%)
Advertising (0.9%)
$5,517	MH Sub I LLC[1]	(B, B1)	07/08/21	4.750	$5,379,376
4,980	MH Sub I LLC[1]	(CCC+, Caa1)	07/08/22	8.500	4,755,900
12,777	WMG Acquisition Corp.[1]	(B, B1)	07/01/20	3.750	12,301,513
					22,436,789
Aerospace & Defense (1.1%)
11,904	LM U.S. Corp. Acquisition, Inc.[1]	(B-, B2)	10/25/19	4.750	11,893,793
5,108	LM U.S. Corp. Acquisition, Inc.[1]	(CCC, Caa2)	01/25/21	8.250	5,107,627
15,164	Sequa Corp.[1]	(CCC+, Caa1)	06/19/17	5.250	9,983,098
					26,984,518
Air Transportation (0.1%)
2,988	United Airlines, Inc.[1]	(BB+, Ba1)	04/01/19	3.250	2,974,120

Auto Parts & Equipment (1.4%)
6,896	Affinia Group Intermediate Holdings, Inc.[1]	(B, B2)	04/27/20	4.750	6,889,299
4,023	American Tire Distributors Holdings, Inc.[1]	(B-, B2)	09/01/21	5.250	3,967,265
10,037	CS Intermediate Holdco 2 LLC[1]	(BB-, B1)	04/04/21	4.000	9,648,335
7,484	Gates Global, Inc.[1]	(B+, B2)	07/05/21	4.250	6,761,930
3,810	U.S. Farathane LLC[1]	(B+, B2)	12/23/21	6.750	3,810,000
3,500	Wand Intermediate I LP1	(CCC+, Caa1)	09/19/22	8.250	3,255,000
					34,331,829
Automakers (1.0%)
11,702	Chrysler Group LLC[1]	(BB+, Ba1)	12/31/18	3.250	11,640,860
7,481	TI Group Automotive Systems LLC[1,2]	(BB, Ba3)	06/30/22	4.500	7,978,758
3,990	TI Group Automotive Systems LLC[1]	(BB, Ba3)	06/30/22	4.500	3,887,776
					23,507,394
Banking (0.3%)
7,292	Citco Funding LLC[1]	(NR, Ba3)	06/29/18	4.250	7,291,997

Building & Construction (0.4%)
2,992	Hi-Crush Partners LP1,3	(BB-, B3)	04/28/21	4.750	2,307,877
4,933	PGT, Inc.[1]	(BB-, B2)	09/22/21	5.250	4,930,503
2,993	Priso Acquisition Corp.[1]	(B+, B2)	05/08/22	4.500	2,895,842
					10,134,222
Building Materials (1.9%)
2,311	ABC Supply Co., Inc.[1]	(BB+, B1)	04/16/20	3.500	2,289,676
10,925	Headwaters, Inc.[1]	(BB, Ba3)	03/24/22	4.500	10,925,100
3,840	Jeld-Wen, Inc.[1]	(B, B1)	07/01/22	4.750	3,797,171
6,983	LBM Borrower LLC[1]	(B+, B3)	08/20/22	6.250	6,657,814
4,811	Mannington Mills, Inc.[1]	(BB-, B1)	10/01/21	4.750	4,608,487
5,275	Summit Materials Cos. I LLC[1]	(BB, B1)	07/17/22	4.250	5,212,359
10,877	Wilsonart LLC[1]	(B+, B2)	10/31/19	4.000	10,650,683
					44,141,290
Cable & Satellite TV (3.3%)
5,472	Altice Financing S.A.[1]	(BB-, B1)	07/02/19	5.500	5,450,713
2,090	Altice Financing S.A.[1]	(BB-, B1)	02/04/22	5.250	2,069,263
9,000	Altice U.S. Finance I Corp.[1]	(BB-, NR)	12/14/22	4.250	8,859,375
6,750	CCO Safari III LLC[1]	(BBB-, Ba1)	01/24/23	3.500	6,752,126
5,468	Cequel Communications LLC[1]	(BB-, Ba3)	02/14/19	3.813	5,377,883
1,995	Charter Communications Operating LLC[1]	(BB+, Baa3)	01/04/21	3.000	1,960,184
4,180	Neptune Finco Corp.[1]	(BB-, Ba1)	10/09/22	5.000	4,179,686
4,950	Numericable Group S.A.[1,2]	(B+, B1)	05/21/20	4.500	5,260,726
1,945	Numericable Group S.A.[1]	(B+, B1)	07/31/22	4.563	1,856,933
4,488	Numericable U.S. LLC[1]	(B+, B1)	05/21/20	4.500	4,327,896
7,450	Onex Wizard U.S. Acquisition, Inc.[1]	(B+, B1)	03/13/22	4.250	7,384,506
2,500	Virgin Media Investment Holdings Ltd.[1,4]	(BB-, Ba3)	06/30/23	4.250	3,486,638
9,227	WideOpenWest Finance LLC[1]	(B, Ba3)	04/01/19	4.500	9,005,455
5,177	Ziggo Financing Partnership[1]	(BB-, Ba3)	01/15/22	3.500	5,025,930
3,336	Ziggo Financing Partnership[1]	(BB-, Ba3)	01/15/22	3.508	3,238,804

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Cable & Satellite TV
$5,487	Ziggo Financing Partnership[1]	(BB-, Ba3)	01/15/22	3.601	$5,326,676
					79,562,794
Chemicals (8.1%)
2,231	Allnex (Luxembourg) & Cy S.C.A.[1]	(B+, B1)	10/03/19	4.500	2,209,744
1,157	Allnex U.S.A., Inc.[1]	(B+, B1)	10/03/19	4.500	1,146,531
15,729	Ascend Performance Materials Operations LLC[1]	(B, B2)	04/10/18	6.750	14,639,438
7,675	Axalta Coating Systems U.S. Holdings, Inc.[1]	(BB-, Ba3)	02/01/20	3.750	7,623,557
5,038	Azelis Finance S.A.[1]	(B+, B2)	11/30/22	6.500	4,968,234
4,367	Chemstralia Pty Ltd.[1]	(BB-, B1)	02/28/22	7.250	4,235,990
13,555	Chromaflo Technologies Corp.[1]	(B-, B2)	12/02/19	4.500	12,877,593
4,127	Chromaflo Technologies Corp.[1]	(CCC+, Caa2)	06/02/20	8.250	3,405,109
2,911	Colouroz Investment 2 LLC[1]	(B-, Caa1)	09/06/22	8.250	2,722,164
2,000	Flint Group GmbH[1,2]	(B+, NR)	09/07/21	4.250	2,139,764
15,835	Gemini HDPE LLC[1]	(B+, Ba2)	08/07/21	4.750	15,518,268
12,272	Houghton International, Inc.[1]	(B+, B1)	12/20/19	4.250	11,811,460
3,870	Houghton International, Inc.[1]	(B-, Caa1)	12/20/20	9.750	3,695,850
1,990	Ineos Group Holdings S.A.[1,2]	(BB-, Ba3)	12/15/20	4.000	2,074,782
12,579	Ineos U.S. Finance LLC[1]	(BB-, Ba3)	05/04/18	3.750	12,161,894
332	Ineos U.S. Finance LLC[1]	(BB-, Ba3)	03/31/22	4.250	318,271
4,388	Minerals Technologies, Inc.[1]	(BB, Ba2)	05/09/21	3.750	4,311,664
8,780	Nexeo Solutions LLC[1]	(B, B3)	09/08/17	5.000	8,552,753
5,985	Osmose Holdings, Inc.[1]	(B, B2)	07/29/22	4.750	5,877,749
3,910	OXEA Finance & Cy S.C.A.[1,2]	(B+, B2)	01/15/20	4.500	4,120,919
8,309	OXEA Finance LLC[1]	(B+, B2)	01/15/20	4.250	8,051,470
3,696	PolyOne Corp.[1]	(BB+, Ba1)	11/11/22	3.750	3,703,154
4,696	PQ Corp.[1]	(B+, B2)	08/07/17	4.000	4,660,107
2,500	Quality Distribution, Inc.[1]	(CCC, Caa1)	07/20/23	9.500	2,379,700
6,077	Ravago Holdings America, Inc.[1]	(BB-, B2)	12/20/20	5.500	6,050,030
2,472	Solenis International LP1	(B, B2)	07/31/21	4.250	2,371,270
5,499	Solenis International LP1	(B-, Caa1)	07/31/22	7.750	4,206,967
2,676	Sonneborn LLC[1]	(B, B1)	12/10/20	4.750	2,665,935
472	Sonneborn Refined Products B.V.[1]	(B, B1)	12/10/20	4.750	470,459
2,985	The Chemours Co.[1]	(BBB-, Ba1)	05/12/22	3.750	2,656,650
11,102	Tronox Pigments (Netherlands) B.V.[1]	(BB+, B1)	03/19/20	4.500	9,781,020
9,066	U.S. Silica Co.[1]	(BB-, Ba3)	07/23/20	4.000	8,159,368
6,733	Univar, Inc.[1]	(BB-, B2)	07/01/22	4.250	6,537,662
9,423	UTEX Industries, Inc.[1]	(CCC+, B2)	05/22/21	5.000	5,500,913
1,434	Vantage Specialty Chemicals, Inc.[1]	(B-, B2)	02/10/19	5.000	1,401,849
					193,008,288
Consumer/Commercial/Lease Financing (0.3%)
7,189	Ipreo Holdings LLC[1]	(B+, B1)	08/06/21	4.000	6,914,620

Department Stores (0.4%)
8,400	Dollar Tree, Inc.[1]	(BBB, Ba1)	07/06/22	4.250	8,387,400

Discount Stores (0.2%)
6,947	99 Cents Only Stores[1]	(B-, Caa1)	01/11/19	4.500	4,390,315

Diversified Capital Goods (0.5%)
1,222	Douglas Dynamics Holdings, Inc.[1]	(BB-, B1)	12/31/21	5.250	1,220,966
3,900	Horizon Global Corp.[1]	(B, B2)	06/30/21	7.000	3,744,000
7,769	Husky Injection Molding Systems Ltd.[1]	(B, B1)	06/30/21	4.250	7,450,017
					12,414,983
Electric - Generation (0.2%)
4,735	Calpine Corp.[1]	(BB, Ba3)	05/27/22	3.500	4,506,492

Electric-Distribution/Transportation (0.2%)
3,500	Energy Future Intermediate Holding Co. LLC[1]	(BB, Ba3)	12/19/16	4.250	3,491,267

Electronics (2.0%)
19,750	Avago Technologies Cayman Ltd.[1]	(BBB, Ba1)	02/01/23	4.250	19,469,155
10,561	Avago Technologies Cayman Ltd.[1]	(BBB-, Ba1)	05/06/21	3.750	10,558,116
6,044	Excelitas Technologies Corp.[1]	(B-, B2)	10/31/20	6.000	5,281,049
5,500	Microsemi Corp.[1]	(BB-, Ba2)	01/15/23	5.250	5,478,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Electronics
$7,980	Sophia LP1	(B, B2)	09/30/22	4.750	$7,797,976
					48,584,296
Energy - Exploration & Production (0.2%)
4,000	Chief Exploration & Development LLC[1]	(NR, NR)	05/12/21	7.500	2,352,000
6,100	W&T Offshore, Inc.[1]	(B+, B2)	05/01/20	9.000	3,456,687
					5,808,687
Environmental (0.1%)
2,965	PSC Industrial Holdings Corp.[1]	(B+, B1)	12/05/20	5.750	2,910,688

Food & Drug Retailers (0.7%)
2,978	Albertson’s LLC[1]	(BB-, Ba3)	03/21/19	5.500	2,954,960
2,722	Albertson’s LLC[1]	(BB-, Ba3)	08/25/19	5.125	2,667,928
9,451	Albertson’s LLC[1]	(BB-, Ba3)	08/25/21	5.500	9,268,196
2,251	Smart & Final Stores LLC[1]	(B+, B3)	11/15/19	4.000	2,224,464
					17,115,548
Food - Wholesale (0.9%)
11,509	Allflex Holdings III, Inc.[1]	(B, B2)	07/20/20	4.250	11,336,200
1,650	CSM Bakery Solutions LLC[1]	(CCC+, B3)	07/03/21	8.750	1,575,750
2,500	Del Monte Foods, Inc.[1]	(CCC, Caa1)	08/18/21	8.250	2,084,375
2,111	Dole Food Co., Inc.[1]	(B-, B1)	11/01/18	4.500	2,063,854
4,700	JBS U.S.A. LLC[1]	(BB+, Ba1)	10/30/22	4.000	4,523,750
					21,583,929
Forestry & Paper (0.2%)
2,353	Prolampac Intermediate, Inc.[1]	(B, B3)	08/18/22	5.750	2,305,909
1,750	Prolampac Intermediate, Inc.[1]	(CCC+, Caa2)	08/18/23	9.250	1,583,750
					3,889,659
Gaming (1.2%)
10,947	Amaya Holdings B.V.[1]	(BB, B1)	08/01/21	5.000	10,136,723
5,000	CBAC Borrower LLC[1]	(B-, B3)	07/02/20	8.250	4,750,000
8,967	ROC Finance LLC[1]	(B+, B2)	06/20/19	5.000	8,042,178
6,460	The Intertain Group Ltd.[1]	(BB, B2)	04/08/22	7.500	6,363,100
					29,292,001
Gas Distribution (0.2%)
3,718	Energy Transfer Equity LP1	(BB, Ba2)	12/02/19	4.000	2,894,188
3,000	Energy Transfer Equity LP1	(BB, Ba2)	12/02/19	3.250	2,272,500
					5,166,688
Health Facilities (2.3%)
4,975	Community Health Systems, Inc.[1]	(BB, Ba2)	12/31/19	3.750	4,793,114
4,407	Community Health Systems, Inc.[1]	(BB, Ba2)	01/27/21	4.000	4,252,915
14,314	Drumm Investors LLC[1]	(B, B2)	05/04/18	6.750	14,161,898
10,762	Heartland Dental LLC[1]	(B-, B1)	12/21/18	5.500	10,083,068
6,966	Iasis Healthcare LLC[1]	(B, Ba3)	05/03/18	4.500	6,904,701
8,850	Premier Dental Services, Inc.[1]	(CCC+, Caa1)	11/01/18	7.500	7,721,998
7,444	Surgical Care Affiliates, Inc.[1]	(B+, B1)	03/17/22	4.250	7,428,267
					55,345,961
Health Services (4.3%)
13,781	ABB Concise Optical Group LLC[1]	(B+, B3)	02/06/19	4.502	13,734,824
9,264	DPx Holdings B.V.[1]	(B, B1)	03/11/21	4.250	8,901,969
15,517	Emdeon Business Services LLC[1]	(B+, Ba3)	11/02/18	3.750	15,342,068
10,750	Envision Healthcare Corp.[1]	(BB-, B1)	10/28/22	4.500	10,699,099
14,685	Kinetic Concepts, Inc.[1]	(BB-, Ba3)	05/04/18	4.500	14,280,867
346	Kinetic Concepts, Inc.[1]	(BB-, Ba3)	11/04/16	4.000	344,454
985	MSO of Puerto Rico, Inc.[1]	(B-, B3)	12/12/17	9.750	541,739
15,263	Onex Carestream Finance LP1	(B+, B1)	06/07/19	5.000	13,555,063
3,750	Phillips-Medisize Corp.[1]	(CCC+, Caa2)	06/16/22	8.250	3,375,000
11,890	Surgery Center Holdings, Inc.[1]	(B, B2)	11/03/20	5.250	11,681,876
1,509	Surgery Center Holdings, Inc.[1]	(CCC+, Caa2)	11/03/21	8.500	1,384,676

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Health Services
$2,870	Team Health, Inc.[1]	(BB-, Ba2)	11/23/22	4.500	$2,860,098
7,962	Valitas Health Services, Inc.[1,3]	(CCC, Caa2)	06/02/17	6.000	6,050,964
					102,752,697
Hotels (1.3%)
4,250	Compass Holdco 2 Ltd.[1,4]	(B+, B1)	10/31/22	5.840	5,998,482
13,796	La Quinta Intermediate Holdings LLC[1]	(BB, B1)	04/14/21	3.750	13,261,234
11,969	Playa Resorts Holding B.V.[1]	(BB-, B2)	08/09/19	4.000	11,610,306
					30,870,022
Insurance Brokerage (1.7%)
11,214	Acrisure LLC[1]	(B, B2)	05/19/22	6.500	10,722,914
4,726	Alliant Holdings I, Inc.[1]	(B, B2)	08/12/22	4.500	4,579,439
9,737	Hub International Ltd.[1]	(B, Ba3)	10/02/20	4.000	9,356,037
3,524	Hyperion Insurance Group Ltd.[1]	(B, B1)	04/29/22	5.500	3,317,375
12,458	National Financial Partners Corp.[1]	(B, B1)	07/01/20	4.500	11,931,472
					39,907,237
Investments & Misc. Financial Services (2.5%)
15,458	Altisource Solutions Sarl[1]	(B+, B3)	12/09/20	4.500	13,010,521
2,000	First American Payment Systems LP1	(CCC+, Caa1)	04/11/19	10.750	1,970,000
4,219	Hamilton Lane Advisors LLC[1]	(BB+, Ba3)	07/09/22	4.250	4,198,328
1,937	Liquidnet Holdings, Inc.[1]	(B, B3)	05/22/19	7.750	1,869,180
4,200	LPL Holdings, Inc.[1]	(BB-, Ba3)	11/20/22	4.750	4,186,896
4,500	TransFirst, Inc.[1]	(CCC+, Caa2)	11/12/22	9.000	4,548,758
3,980	TransFirst, Inc.[1]	(B, B2)	11/12/21	4.750	3,984,925
14,730	USI, Inc.[1]	(B, B1)	12/27/19	4.250	14,456,668
6,907	VFH Parent LLC[1]	(NR, Ba3)	11/06/19	5.250	6,924,499
5,000	Walter Investment Management Corp.[1]	(BB-, B2)	12/19/20	4.750	3,909,400
					59,059,175
Machinery (0.7%)
1,500	CPM Holdings, Inc.[1,3]	(B, Caa1)	04/10/23	10.250	1,499,070
2,985	CPM Holdings, Inc.[1]	(B+, B1)	04/11/22	6.000	2,955,150
11,865	Rexnord LLC[1]	(BB-, B2)	08/21/20	4.000	11,344,064
					15,798,284
Managed Care (0.6%)
6,945	GENEX Holdings, Inc.[1]	(B, B2)	05/30/21	5.250	6,736,509
7,452	Sedgwick Claims Management Services, Inc.[1]	(B, B1)	03/01/21	3.750	7,189,328
1,350	Sedgwick Claims Management Services, Inc.[1]	(CCC+, Caa2)	02/28/22	6.750	1,207,129
					15,132,966
Media - Diversified (0.3%)
5,000	All3Media International[1,4]	(B+, B2)	06/30/21	5.250	6,312,325

Media Content (0.7%)
1,750	DLG Acquisitions Ltd.[1,2]	(B-, Caa2)	06/30/22	8.250	1,737,366
2,909	Inter Media Communication Srl[1,2]	(B, NR)	05/28/19	5.500	2,927,039
5,055	Mission Broadcasting, Inc.[1]	(BB, Ba2)	10/01/20	3.750	5,042,797
5,732	Nexstar Broadcasting, Inc.[1]	(BB, Ba2)	10/01/20	3.750	5,718,612
					15,425,814
Medical Products (0.6%)
9,482	Alere, Inc.[1]	(B+, Ba3)	06/18/22	4.250	9,393,536
5,985	Sterigenics-Nordion Holdings LLC[1]	(B, B1)	05/15/22	4.250	5,835,375
					15,228,911
Metals & Mining - Excluding Steel (2.1%)
1,455	CeramTec Acquisition Corp.[1]	(B, Ba3)	08/30/20	4.250	1,447,261
18,222	Faenza Acquisition GmbH[1]	(B, Ba3)	08/30/20	4.250	18,119,387
16,740	FMG Resources (August 2006) Pty. Ltd.[1]	(BB+, Ba1)	06/30/19	4.250	11,655,011
2,000	H.C. Starck GmbH[1,2]	(B-, NR)	05/30/16	2.750	2,036,958
16,840	Noranda Aluminum Acquisition Corp.[1]	(CCC+, Ca)	02/28/19	5.750	5,338,214

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Metals & Mining - Excluding Steel
$13,479	Novelis, Inc.[1]	(BB, Ba2)	06/02/22	4.000	$12,530,094
					51,126,925
Oil Field Equipment & Services (1.2%)
15,233	BakerCorp International, Inc.[1]	(B, B2)	02/14/20	4.250	13,252,511
9,974	Drillships Financing Holding, Inc.[1]	(B, Caa2)	03/31/21	6.000	3,104,540
6,293	McJunkin Red Man Corp.[1]	(B+, B2)	11/08/19	4.750	5,690,074
14,061	Pacific Drilling S.A.[1]	(B, Caa2)	06/03/18	4.500	3,749,501
3,500	Shelf Drilling Holdings Ltd.[1]	(B+, B2)	10/08/18	10.000	1,776,250
					27,572,876
Oil Refining & Marketing (1.1%)
17,211	Philadelphia Energy Solutions LLC[1]	(BB-, B1)	04/04/18	6.250	16,120,510
5,965	Seadrill Partners Finco LLC[1]	(B, B2)	02/21/21	4.000	2,421,600
6,982	Western Refining, Inc.[1]	(BB-, B1)	11/12/20	4.250	6,563,257
					25,105,367
Packaging (1.6%)
4,590	Anchor Glass Container Corp.[1]	(BB-, B3)	07/01/22	4.500	4,579,623
3,234	Ardagh Holdings U.S.A., Inc.[1]	(B+, Ba3)	12/17/19	4.000	3,210,311
13,133	Berry Plastics Holding Corp.[1]	(BB-, Ba3)	02/08/20	3.500	12,976,734
2,875	Berry Plastics Holding Corp.[1]	(BB-, Ba3)	01/06/21	3.750	2,846,738
3,940	BWAY Holding Company, Inc.[1]	(B-, B2)	08/14/20	5.500	3,730,707
5,902	Clondalkin Group Ltd.[1]	(B, B2)	05/31/20	4.750	5,813,906
2,000	Hilex Poly Co. LLC[1]	(CCC+, Caa1)	05/22/22	9.750	1,890,000
3,712	Hilex Poly Co. LLC[1]	(B, B1)	12/05/21	6.000	3,714,820
					38,762,839
Personal & Household Products (1.2%)
5,000	Brickman Group Ltd. LLC[1]	(CCC+, Caa1)	12/17/21	7.500	4,571,900
2,334	Calceus Acquisition, Inc.[1,3]	(B-, B2)	01/31/20	5.000	1,864,601
2,100	Galleria Co.[1]	(BBB-, Ba1)	01/26/23	3.750	2,092,786
10,382	NBTY, Inc.[1]	(B+, Ba3)	10/01/17	3.500	10,265,088
10,329	Serta Simmons Holdings LLC[1]	(BB-, B1)	10/01/19	4.250	10,284,712
					29,079,087
Pharmaceuticals (2.5%)
5,985	Albany Molecular Research, Inc.[1]	(B+, B1)	07/16/21	5.750	5,940,113
8,717	Alvogen Pharma U.S., Inc.[1]	(B, B3)	04/02/22	6.000	8,517,494
7,900	AMAG Pharmaceuticals, Inc.[1]	(BB, Ba2)	08/13/21	4.750	7,613,625
6,636	Amneal Pharmaceuticals LLC[1]	(BB-, B1)	11/01/19	4.501	6,554,118
6,168	Capsugel Holdings U.S., Inc.[1]	(B+, Ba3)	08/01/18	3.500	6,105,451
3,682	eResearchTechnology, Inc.[1]	(B, B2)	05/08/22	5.500	3,596,365
7,425	Valeant Pharmaceuticals International Corp.[1]	(BB, Ba1)	04/01/22	4.000	7,158,405
11,645	Valeant Pharmaceuticals International, Inc.[1]	(BB, Ba1)	12/11/19	3.750	11,233,896
3,000	Valeant Pharmaceuticals International, Inc.[1]	(BB, Ba1)	08/05/20	3.750	2,887,500
					59,606,967
Printing & Publishing (0.6%)
8,707	Harland Clarke Holdings Corp.[1]	(BB-, B1)	06/30/17	5.857	8,322,309
5,304	Harland Clarke Holdings Corp.[1]	(BB-, B1)	05/22/18	7.000	5,047,894
1,474	Harland Clarke Holdings Corp.[1]	(BB-, B1)	08/04/19	6.000	1,391,186
					14,761,389
Property & Casualty Insurance (0.3%)
6,353	York Risk Services Holding Corp.[1]	(B, B1)	10/01/21	4.750	5,997,765

Real Estate Development & Management (0.2%)
5,864	SRS Distribution, Inc.[1]	(B, B2)	08/25/22	5.250	5,807,880

Real Estate Investment Trusts (0.2%)
5,572	DTZ U.S. Borrower LLC[1]	(B+, B1)	11/04/21	4.250	5,428,075

Recreation & Travel (1.6%)
5,000	American Airlines, Inc.[1]	(BB+, Ba1)	06/27/20	3.250	4,922,325
7,064	ClubCorp Club Operations, Inc.[1]	(BB-, Ba3)	12/15/22	4.250	7,010,685

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Recreation & Travel
$16,235	Intrawest Operations Group LLC[1]	(B+, B2)	12/09/20	4.750	$15,849,795
6,000	Legendary Pictures Funding LLC[1,3]	(B, NR)	04/22/20	7.000	5,970,000
4,925	World Triathlon Corp.[1]	(B, B2)	06/26/21	5.250	4,826,500
					38,579,305
Restaurants (0.6%)
13,395	B.C. Unlimited Liability Co.[1]	(B+, Ba3)	12/10/21	3.750	13,331,151

Software - Services (11.4%)
4,068	Applied Systems, Inc.[1]	(B+, B1)	01/25/21	4.250	4,000,260
10,474	Aricent Technologies[1]	(B, B1)	04/14/21	5.500	9,478,768
4,530	Aricent Technologies[1,3]	(CCC+, Caa1)	04/14/22	9.500	4,311,042
9,759	Blue Coat Holdings, Inc.[1]	(B-, B2)	05/20/22	4.500	9,451,276
1,000	Camp International Holding Co.[1]	(CCC, Caa2)	11/30/19	8.250	930,000
10,173	Camp International Holding Co.[1]	(B-, B2)	05/31/19	4.750	9,621,861
17,675	CCC Information Services, Inc.[1]	(B+, B1)	12/20/19	4.000	17,188,897
6,640	Dell International LLC[1]	(BBB, Ba1)	04/29/20	4.000	6,633,901
13,386	Deltek, Inc.[1]	(B, B1)	06/25/22	5.000	13,043,271
9,306	Duff & Phelps Investment Management Co.[1]	(B, B2)	04/23/20	4.750	9,155,010
6,178	EagleView Technology Corp.[1]	(B, B2)	07/22/22	5.250	6,036,689
4,975	Epicor RSG U.S., Inc.[1,3]	(B, B3)	06/23/22	6.000	4,950,125
13,440	Epicor Software Corp.[1]	(B, B2)	06/01/22	4.750	12,860,467
10,109	Evertec Group LLC[1]	(BB-, B1)	04/17/20	3.250	9,685,567
1,094	Evertec Group LLC[1]	(BB-, B1)	04/17/18	2.675	1,038,643
4,190	First Data Corp.[1]	(BB, B1)	07/08/22	4.177	4,119,002
14,939	First Data Corp.[1]	(BB, B1)	03/24/18	3.927	14,765,775
2,283	Flexera Software LLC[1]	(B, B1)	04/02/20	4.500	2,255,319
3,000	Flexera Software LLC[1]	(CCC+, Caa1)	04/02/21	8.000	2,846,250
13,880	Genesys Telecom Holdings U.S., Inc.[1]	(B, B2)	02/08/20	4.000	13,542,003
7,595	Genesys Telecom Holdings U.S., Inc.[1]	(B, B2)	11/13/20	4.500	7,519,050
6,983	Global Healthcare Exchange LLC[1]	(B, B2)	08/15/22	5.500	6,951,986
2,295	Hyland Software, Inc.[1]	(CCC+, Caa2)	07/01/23	8.250	2,153,467
9,673	Infor (U.S.), Inc.[1]	(B+, B1)	06/03/20	3.750	9,126,699
8,278	Infor (U.S.), Inc.[1]	(B+, B1)	06/03/20	3.750	7,847,766
11,243	Landslide Holdings, Inc.[1]	(B, B1)	02/25/20	5.000	10,821,854
2,000	Landslide Holdings, Inc.[1,3]	(CCC+, Caa1)	02/25/21	8.250	1,840,000
5,224	MA FinanceCo. LLC[1]	(BB-, B1)	11/19/21	5.250	5,132,759
5,550	MA FinanceCo. LLC[1]	(BB-, B1)	11/20/19	4.500	5,459,840
10,700	Pinnacle Holdco Sarl[1]	(B+, B1)	07/30/19	4.750	9,041,903
14,722	Riverbed Technology, Inc.[1]	(B, B1)	04/24/22	6.000	14,610,850
5,479	SkillSoft Corp.[1]	(B-, B2)	04/28/21	5.750	4,032,449
10,842	SS&C Technologies, Inc.[1]	(BB, Ba3)	07/08/22	4.007	10,814,489
1,558	SS&C Technologies, Inc.[1]	(BB, Ba3)	07/08/22	4.018	1,553,797
6,239	Syniverse Holdings, Inc.[1]	(B+, B2)	04/23/19	4.000	4,325,929
5,289	Syniverse Holdings, Inc.[1]	(B+, B2)	04/23/19	4.000	3,642,855
10,348	Wall Street Systems Delaware, Inc.[1]	(B, B2)	04/30/21	4.500	10,141,354
					270,931,173
Specialty Retail (2.5%)
5,250	BJ’s Wholesale Club, Inc.[1]	(CCC, Caa2)	03/26/20	8.500	4,429,688
16,613	BJ’s Wholesale Club, Inc.[1]	(B-, B3)	09/26/19	4.500	15,810,027
20,469	Choo Luxury Holdings Ltd.[1]	(NR, NR)	06/28/18	3.864	19,854,921
11,591	Leslie’s Poolmart, Inc.[1]	(B, B1)	10/16/19	4.250	11,261,235
3,270	Michaels Stores, Inc.[1]	(BB-, Ba2)	01/28/20	3.750	3,232,720
11,745	Payless, Inc.[1]	(B, B1)	03/11/21	5.000	5,444,595
					60,033,186
Steel Producers/Products (0.9%)
5,805	Atkore International, Inc.[1]	(B, B3)	04/09/21	4.500	5,563,516
6,500	Atkore International, Inc.[1]	(CCC+, Caa2)	10/09/21	7.750	5,774,178
9,318	JMC Steel Group, Inc.[1]	(BB-, B2)	04/01/17	4.750	9,102,808
					20,440,502
Support - Services (4.2%)
4,967	Acosta Holdco, Inc.[1]	(B, B1)	09/26/21	4.250	4,764,131
8,379	Advantage Sales & Marketing, Inc.[1]	(B, B1)	07/23/21	4.250	8,024,573

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Support - Services
$2,500	Allied Security Holdings LLC[1]	(CCC+, Caa2)	08/13/21	8.000	$2,350,000
16,855	Brand Energy & Infrastructure Services, Inc.[1]	(B, B1)	11/26/20	4.750	15,776,617
1,355	MMM Holdings, Inc.[1]	(B-, B3)	12/12/17	9.750	745,176
4,500	Neff Rental LLC[1]	(B-, Caa1)	06/09/21	7.250	3,616,875
4,626	ON Assignment, Inc.[1]	(BB, Ba2)	06/03/22	3.750	4,626,765
2,944	RedTop Luxembourg Sarl[1]	(B, Ba3)	12/03/20	4.500	2,938,783
4,384	RedTop Luxembourg Sarl[1]	(CCC+, B3)	06/03/21	8.250	4,154,139
7,837	Sabre, Inc.[1]	(B+, Ba3)	02/19/19	4.000	7,768,392
939	SGS Cayman LP1	(BB-, B2)	04/23/21	6.000	935,444
1,250	Spin Holdco, Inc.[1]	(B, B2)	11/14/19	4.250	1,191,266
1,985	Sprint Industrial Holdings LLC[1,3]	(CCC+, Caa1)	05/14/19	7.000	1,627,481
2,000	Sprint Industrial Holdings LLC[1,3]	(CC, Caa3)	11/14/19	11.250	1,530,000
12,508	Sungard Availability Services Capital, Inc.[1]	(B+, Ba3)	03/31/19	6.000	10,454,912
4,035	Sutherland Global Services, Inc.[1]	(BB-, B2)	04/23/21	6.000	4,018,622
5,335	The Hertz Corp.[1]	(BB, Ba1)	03/11/18	3.750	5,328,892
18,993	U.S. Foods, Inc.[1]	(B-, B2)	03/31/19	4.500	18,761,826
851	WASH Multifamily Laundry Systems LLC[1]	(CCC+, Caa2)	05/14/23	8.000	803,092
149	WASH Multifamily Laundry Systems LLC[1]	(CCC+, Caa2)	05/12/23	8.000	140,658
					99,557,644
Tech Hardware & Equipment (1.4%)
12,379	Avaya, Inc.[1]	(B, B1)	03/30/18	6.500	9,395,421
8,479	CommScope, Inc.[1]	(BB, Ba2)	12/29/22	3.827	8,442,970
11,975	Omnitracs, Inc.[1]	(B, B1)	11/25/20	4.750	11,720,922
4,750	Omnitracs, Inc.[1]	(CCC+, Caa1)	05/25/21	8.750	4,542,187
					34,101,500
Telecom - Satellite (0.5%)
12,218	Intelsat Jackson Holdings S.A.[1]	(BB-, Ba3)	06/30/19	3.750	11,735,541

Telecom - Wireline Integrated & Services (3.1%)
7,540	AF Borrower LLC[1]	(B, B2)	01/28/22	6.250	7,339,903
5,003	Eircom Finco Sarl[1,2]	(B, B3)	05/31/22	4.500	5,354,628
5,000	Equinix, Inc.[1,4]	(BBB-, Ba2)	01/08/23	4.500	7,079,202
5,000	Gas Natural Fenosa Telecomunicaciones S.A.[1,2]	(B, B2)	06/28/21	4.641	5,400,781
3,000	LTS Buyer LLC[1]	(CCC+, Caa1)	04/12/21	8.000	2,887,500
16,248	LTS Buyer LLC[1]	(B, B1)	04/13/20	4.000	15,968,680
3,000	NeuStar, Inc.[1]	(BB, Ba2)	01/22/18	4.424	2,865,000
9,663	XO Communications LLC[1]	(BB-, B2)	03/17/21	4.250	9,515,858
18,520	Zayo Group LLC[1]	(BB-, Ba2)	05/06/21	3.750	18,285,675
					74,697,227
Theaters & Entertainment (3.2%)
2,000	CKX, Inc.[1,3]	(CCC-, Caa2)	06/21/17	11.000	850,000
15,860	EMI Music Publishing Ltd.[1]	(BB-, Ba3)	08/19/22	4.000	15,590,673
16,337	Live Nation Entertainment, Inc.[1]	(BB, Ba2)	08/16/20	3.500	16,316,340
9,500	Metro-Goldwyn-Mayer, Inc.[1]	(BB, Ba3)	06/26/20	5.125	9,452,500
15,700	Tech Finance & Co. S.C.A.[1]	(B+, B1)	07/10/20	5.000	15,464,508
14,476	William Morris Endeavor Entertainment LLC[1]	(B, B1)	05/06/21	5.250	14,199,766
4,200	William Morris Endeavor Entertainment LLC[1]	(B-, Caa1)	05/06/22	8.250	3,706,500
					75,580,287
Transport Infrastructure/Services (0.8%)
11,818	Navios Partners Finance (U.S.), Inc.[1]	(BB+, Ba3)	06/27/18	5.250	11,256,427
4,789	OSG International, Inc.[1]	(BB-, B1)	08/05/19	5.750	4,453,848
2,461	PODS LLC[1]	(B+, B1)	02/02/22	4.500	2,424,482
1,800	PODS LLC[1]	(CCC+, Caa1)	02/02/23	9.250	1,773,000
					19,907,757
TOTAL BANK LOANS (Cost $2,074,562,361)					1,956,807,649

CORPORATE BONDS (8.0%)
Advertising (0.2%)
575	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B-, B2)	11/15/22	6.500	513,906

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Advertising
$1,400	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B-, B2)	11/15/22	6.500	$1,302,000
2,425	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 104.50)[5]	(B, B1)	01/15/21	6.000	2,479,563
					4,295,469
Auto Parts & Equipment (0.1%)
6,138	UCI International LLC, Global Company Guaranteed Notes (Callable 02/29/16 @ 102.16)	(CCC, Ca)	02/15/19	8.625	1,749,330

Banking (0.3%)
6,500	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/29/16 @ 102.91)[5]	(B+, B1)	02/15/18	7.750	6,662,500

Building & Construction (0.1%)
2,000	AV Homes, Inc., Global Company Guaranteed Notes (Callable 07/01/16 @ 106.38)	(B-, Caa1)	07/01/19	8.500	1,980,000

Building Materials (0.3%)
7,000	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)[5]	(B-, Caa2)	08/15/20	12.000	6,335,000
2,000	Headwaters, Inc., Global Company Guaranteed Notes (Callable 02/29/16 @ 103.63)	(B, B3)	01/15/19	7.250	2,050,000
					8,385,000
Cable & Satellite TV (0.7%)
600	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 104.97)[5]	(BB-, B1)	02/15/23	6.625	592,500
1,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/15/16 @ 104.88)[5]	(BB-, B1)	01/15/22	6.500	1,000,000
9,405	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/29/16 @ 103.63)[5,6]	(B+, B1)	02/01/20	7.250	9,381,487
114	Harron Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 104.56)[5]	(BB-, B3)	04/01/20	9.125	120,413
1,100	Neptune Finco Corp., Rule 144A, Senior Secured Notes (Callable 10/15/20 @ 103.31)[5]	(BB-, Ba1)	10/15/25	6.625	1,144,000
1,200	Neptune Finco Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)[5]	(B-, B2)	10/15/25	10.875	1,272,000
4,500	Numericable-SFR SAS, Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)[5]	(B+, B1)	05/15/22	6.000	4,455,000
					17,965,400
Chemicals (0.3%)
5,000	Axiall Corp., Global Company Guaranteed Notes (Callable 05/15/18 @ 102.44)	(BB, Ba3)	05/15/23	4.875	4,725,000
2,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/03/16 @ 104.78)[5,6]	(B+, B1)	10/15/19	6.375	1,927,500
					6,652,500
Consumer/Commercial/Lease Financing (0.2%)
6,645	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)[5]	(CCC+, Caa2)	08/01/22	7.250	5,681,475

Energy - Exploration & Production (0.2%)
5,500	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)[6]	(B+, B2)	11/01/21	6.500	3,327,500
2,491	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 09/15/17 @ 103.44)[6]	(B+, B2)	03/15/22	6.875	1,457,235
					4,784,735
Forestry & Paper (0.0%)
200	Stone & Webster, Inc.[3,7,8]	(NR, NR)	10/23/19	0.000	363

Gaming (0.0%)
1,108	Choctaw Resort Development Enterprise, Rule 144A, Senior Unsecured Notes (Callable 02/29/16 @ 100.00)[5]	(B-, Caa1)	11/15/19	7.250	1,069,220

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gas Distribution (0.4%)
$2,250	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	$1,991,250
750	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)[6]	(B+, B1)	02/15/21	5.750	603,750
6,250	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB, B1)	03/01/20	6.500	5,968,750
					8,563,750
Health Facility (0.5%)
11,000	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 06/15/16 @ 102.00)[1,5,6]	(BB-, Ba2)	06/15/20	4.012	10,862,500

Investments & Misc. Financial Services (0.4%)
500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 107.78)[4,5]	(B+, B2)	10/01/19	10.375	758,898
2,000	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.28)[4,5]	(B+, B2)	08/01/20	8.375	2,873,597
1,800	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)[5]	(B, B1)	04/15/22	6.875	1,426,500
5,000	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/17 @ 105.63)[5]	(B, B1)	04/15/21	7.500	4,090,625
					9,149,620
Metals & Mining - Excluding Steel (0.3%)
3,000	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 104.75)	(B+, B3)	06/01/19	9.500	3,150,000
2,100	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 105.50)	(CCC-, C)	06/01/19	11.000	210,000
7,540	Taseko Mines Ltd., Company Guaranteed Notes (Callable 02/29/16 @ 103.88)	(B-, B3)	04/15/19	7.750	4,109,300
2,000	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 104.63)[3,5,9]	(NR, NR)	05/15/19	9.250	140,000
					7,609,300
Oil Field Equipment & Services (0.5%)
5,600	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CCC+, Caa2)	05/01/22	6.250	1,078,000
4,518	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 103.63)[5]	(B, Caa3)	12/01/17	7.250	1,603,890
5,250	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)[6]	(B+, B3)	03/15/22	6.125	2,021,250
10,333	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 02/29/16 @ 104.31)[5,6]	(B+, B1)	11/01/18	8.625	7,284,765
					11,987,905
Oil Refining & Marketing (0.6%)
6,522	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	6,358,950
8,284	PBF Finance Corp., Global Senior Secured Notes (Callable 02/29/16 @ 104.13)[6]	(BBB-, B1)	02/15/20	8.250	8,501,455
					14,860,405
Packaging (0.2%)
2,000	Innovia Group Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 101.00)[1,2,5]	(B, B2)	03/31/20	4.872	2,148,128
2,225	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes[5,6]	(BB-, B1)	08/15/23	5.875	2,187,453
					4,335,581
Printing & Publishing (0.1%)
2,819	Harland Clarke Holdings Corp., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 104.88)[5]	(BB-, B1)	08/01/18	9.750	2,635,765

Property & Casualty Insurance (0.0%)
1,000	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)[5]	(CCC+, Caa2)	10/01/22	8.500	771,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (0.5%)
$7,668	iStar, Inc., Senior Unsecured Notes (Callable 07/01/16 @ 102.44)	(B+, B2)	07/01/18	4.875	$7,351,695
1,875	iStar, Inc., Senior Unsecured Notes (Callable 07/01/16 @ 102.50)	(B+, B2)	07/01/19	5.000	1,769,531
2,000	iStar, Inc., Senior Unsecured Notes (Callable 08/01/17 @ 100.00)	(B+, B2)	11/01/17	4.000	1,890,000
					11,011,226
Recreation & Travel (0.2%)
4,000	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)[5]	(B-, B3)	12/15/23	8.250	3,840,000

Restaurants (0.3%)
3,273	Financiere Quick SAS, Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 101.00)[1,2,5]	(B-, B3)	04/15/19	4.606	2,959,496
1,403	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 02/29/16 @ 102.00)[1,2,5]	(CCC, Caa2)	10/15/19	7.356	1,169,137
375	Punch Taverns Finance PLC, Reg S, Rule 144A, Secured Notes[4,5,10]	(B+, Baa3)	10/15/26	7.274	576,967
1,053	Punch Taverns Finance PLC, Reg S, Secured Notes[4,10]	(NR, Baa2)	10/15/26	7.274	1,636,742
					6,342,342
Software - Services (0.6%)
7,000	Audatex North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/17 @ 103.00)[5]	(BB-, B1)	06/15/21	6.000	7,078,750
3,000	Audatex North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/18 @ 103.06)[5]	(BB-, B1)	11/01/23	6.125	3,033,750
3,000	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)[5]	(CCC+, Caa1)	03/01/23	8.875	2,752,500
3,125	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)[5,6]	(CCC+, Caa1)	04/01/22	8.750	1,859,375
					14,724,375
Specialty Retail (0.2%)
5,000	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	4,987,500
700	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)[2,5]	(CCC+, Caa1)	04/15/19	9.875	416,612
					5,404,112
Tech Hardware & Equipment (0.4%)
5,000	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	5,156,250
3,500	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/17 @ 102.50)[5]	(B, B2)	06/15/21	5.000	3,381,875
850	Infor Software Parent LLC, 7.125% Cash, 7.875% PIK, Rule 144A, Company Guaranteed Notes (Callable 05/01/17 @ 103.56)[5,11]	(CCC+, Caa2)	05/01/21	15.000	608,813
					9,146,938
Telecom - Wireline Integrated & Services (0.1%)
4,000	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)[6]	(B, B2)	01/15/23	4.500	3,300,000

Theaters & Entertainment (0.3%)
4,609	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	4,741,509
1,619	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	1,679,712
					6,421,221
TOTAL CORPORATE BONDS (Cost $220,532,840)					190,192,282

ASSET BACKED SECURITIES (3.6%)
Collateralized Debt Obligations (3.6%)
3,400	ACAS CLO Ltd., 2012-1A, Rule 144A1,5	(BB-, NR)	09/20/23	6.570	3,248,292
3,450	ACIS CLO Ltd., 2014-4A, Rule 144A1,5	(BBB, NR)	05/01/26	3.429	2,597,884
3,000	ALM VII Ltd., 2012-7A, Rule 144A1,5	(BB, NR)	10/19/24	5.620	2,500,503
2,250	Atlas Senior Loan Fund V Ltd., 2014-1A, Rule 144A1,5	(BB-, NR)	07/16/26	5.320	1,374,385
3,000	Benefit Street Partners CLO Ltd., 2012-IA, Rule 144A1,5	(BB, NR)	10/15/25	7.122	2,823,078
2,750	Black Diamond CLO Ltd., 2012-1A, Rule 144A1,5	(BB, NR)	02/01/23	6.329	2,164,918
3,000	Blue Hill CLO Ltd., 2013-1A, Rule 144A1,5	(BB-, NR)	01/15/26	5.222	1,806,633

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$2,500	BlueMountain CLO Ltd., 2013-2A, Rule 144A1,5	(BB, NR)	01/22/25	5.671	$2,109,280
2,000	BlueMountain CLO Ltd., 2014-3A, Rule 144A1,5	(B, NR)	10/15/26	6.272	1,382,092
2,500	BNPP IP CLO Ltd., 2014-2A, Rule 144A1,5	(BB, NR)	10/30/25	5.572	1,472,970
2,000	Carlyle Global Market Strategies CLO Ltd., 2012-3A, Rule 144A1,5	(BB, NR)	10/04/24	6.124	1,744,516
2,000	Carlyle Global Market Strategies CLO Ltd., 2013-3A, Rule 144A1,5	(BB, NR)	07/15/25	5.222	1,555,890
2,000	Catamaran CLO Ltd., 2014-1A, Rule 144A1,5	(BB, NR)	04/20/26	5.124	1,231,528
5,000	Cent CLO Ltd., 2014-21X, Reg S1,10	(BB, NR)	07/27/26	5.621	3,312,415
2,000	Cent CLO, 2014-16X, Reg S1,10	(BB, NR)	08/01/24	6.319	1,860,582
1,000	CIFC Funding Ltd., 2012-3A, Rule 144A1,5	(BB-, NR)	01/29/25	6.618	849,603
2,250	CIFC Funding Ltd., 2012-3A, Rule 144A1,5	(B, NR)	01/29/25	7.518	1,704,454
1,500	CIFC Funding Ltd., 2013-3A, Rule 144A1,5	(BB, NR)	10/24/25	5.369	1,056,866
1,175	CIFC Funding Ltd., 2014-3A, Rule 144A1,5	(NR, Baa3)	07/22/26	4.021	1,006,207
2,000	Dryden Senior Loan Fund, 2012-24RA, Rule 144A1,5	(BB, NR)	11/15/23	6.312	1,862,680
1,500	Dryden Senior Loan Fund, 2012-24RA, Rule 144A1,5	(B, NR)	11/15/23	8.262	1,373,742
1,000	Eaton Vance CLO Ltd., 2014-1A, Rule 144A1,5	(NR, Ba3)	07/15/26	5.652	651,277
1,500	Galaxy XXI CLO Ltd., 2015-21A, Rule 144A1,5	(NR, Ba3)	01/20/28	6.170	1,225,391
3,000	Greywolf CLO III Ltd., 2014-1A, Rule 144A1,5	(BB, NR)	04/22/26	5.721	2,353,332
1,419	Halcyon Loan Advisors Funding Ltd., 2012-1A, Rule 144A1,5	(BB, NR)	08/15/23	5.862	967,581
3,000	Highbridge Loan Management Ltd., 2012-1A, Rule 144A1,3,5	(B, NR)	09/20/22	7.320	2,864,421
3,000	Highbridge Loan Management Ltd., 2012-1AR, Rule 144A1,5	(BB, NR)	09/20/22	6.031	2,874,201
1,140	Jamestown CLO I Ltd., 2012-1X, Reg S1,10	(BB, NR)	11/05/24	5.834	783,760
4,500	Jamestown CLO III Ltd., 2013-3A, Rule 144A1,5	(BB-, NR)	01/15/26	5.222	2,719,368
1,850	KVK CLO Ltd., 2012-1A, Rule 144A1,5	(BB+, NR)	07/15/23	6.872	1,704,063
2,300	KVK CLO Ltd., 2013-1A, Rule 144A1,5	(BB, NR)	04/14/25	6.124	1,503,199
1,750	Neuberger Berman CLO XII Ltd., 2012-12AR, Rule 144A1,5	(BB, NR)	07/25/23	6.545	1,437,607
1,000	Ocean Trails CLO II, 2007-2X, Reg S1,10	(BBB+, Ba1)	06/27/22	2.972	865,180
3,000	Ocean Trails CLO V, 2014-5A, Rule 144A1,5	(BBB, NR)	10/13/26	4.582	2,484,231
1,750	OCP CLO Ltd., 2014-6A, Rule 144A1,3,5	(B, NR)	07/17/26	6.220	911,979
3,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A1,5	(BB-, NR)	01/15/24	5.872	2,180,475
4,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A1,5	(B, NR)	01/15/24	7.122	2,622,768
1,750	Octagon Investment Partners XXI Ltd., 2014-1A, Rule 144A1,5	(NR, Ba3)	11/14/26	6.962	1,395,795
2,000	OZLM Ltd., 2014-9A, Rule 144A1,5	(NR, Ba3)	01/20/27	5.774	1,391,400
2,000	Race Point V CLO Ltd., 2011-5AR, Rule 144A1,5	(BB, NR)	12/15/22	6.337	1,952,994
2,500	Saratoga Investment Corp. CLO Ltd., 2013-1A, Rule 144A1,5	(BBB, NR)	10/20/23	4.124	2,212,467
2,500	Shackleton V CLO Ltd., 2014-5A, Rule 144A1,5	(BB-, NR)	05/07/26	4.694	1,566,262
2,000	Sound Point CLO II Ltd., 2013-1A, Rule 144A1,5	(B, NR)	04/26/25	6.119	1,310,898
2,000	Sound Point CLO IV Ltd., 2013-3A, Rule 144A1,5	(NR, Ba3)	01/21/26	5.124	1,439,866
1,400	Stewart Park CLO Ltd., 2015-1A, Rule 144A3,5,8	(NR, NR)	04/15/26	0.000	1,051,084
1,500	TICP CLO I Ltd., 2014-1A, Rule 144A1,5	(BB, NR)	04/26/26	5.119	907,961
1,666	Venture XII CLO Ltd., 2012-12A, Rule 144A1,5	(BB, NR)	02/28/24	5.712	1,166,748
3,000	Vibrant CLO Ltd., 2012-1A, Rule 144A1,5	(BB, NR)	07/17/24	6.920	2,832,021
750	Voya CLO Ltd., 2014-3A, Rule 144A1,5	(NR, Ba3)	07/25/26	5.619	488,357
2,250	WhiteHorse VII Ltd., 2013-1A, Rule 144A1,5	(BB-, NR)	11/24/25	5.182	1,438,207
TOTAL ASSET BACKED SECURITIES (Cost $106,038,136)					86,341,411

Number of Shares

COMMON STOCKS (0.0%)
Chemicals (0.0%)
9,785	Huntsman Corp.[3]				84,445
Gaming (0.0%)
10,150	Majestic Holdco LLC[3,12]				2,411
Printing & Publishing (0.0%)
708	F & W Media, Inc.[3,12]				60,154
TOTAL COMMON STOCKS (Cost $93,165)					147,010

SHORT-TERM INVESTMENTS (6.6%)
27,064,943	State Street Navigator Prime Portfolio, 0.44%[13]				27,064,943

Par (000)

$131,390	State Street Bank and Trust Co. Euro Time Deposit		02/01/16	0.010	131,389,760

Value

TOTAL SHORT-TERM INVESTMENTS (Cost $158,454,703)	$158,454,703

TOTAL INVESTMENTS AT VALUE (100.2%) (Cost $2,559,681,205)	2,391,943,055

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)	(5,889,807)

NET ASSETS (100.0%)	$2,386,053,248

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
[1]	Variable rate obligations — The interest rate is the rate as of January 31, 2016.
[2]	This security is denominated in Euro.
[3]	Illiquid security (unaudited).
[4]	This security is denominated in British Pound.
[5]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities amounted to a value of $186,100,778 or 7.8% of net assets.

[6]	Security or portion thereof is out on loan.
[7]	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
[8]	Zero-coupon security.
[9]	Bond is currently in default.
[10]

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

[11]	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
[12]	Non-income producing security.
[13]	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2016.

INVESTMENT ABBREVIATION

NR = Not Rated

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	305,000	USD	335,576	03/16/16	Morgan Stanley	$335,576	$330,387	$(5,189)
GBP	200,000	USD	296,926	03/18/16	Morgan Stanley	296,926	283,722	(13,204)
USD	49,670,377	EUR	45,652,500	04/15/16	Morgan Stanley	(49,670,377)	(49,496,303)	174,074
USD	32,051,807	GBP	22,209,000	04/15/16	Morgan Stanley	(32,051,807)	(31,508,783)	543,024
								$698,705

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,747,814,197	$208,993,452	$1,956,807,649
Corporate Bonds	—	190,191,919	363	190,192,282
Asset Backed Securities	—	86,341,411	—	86,341,411
Common Stocks	84,445	62,565	—	147,010
Short-term Investments	—	158,454,703	—	158,454,703
	$84,445	$2,182,864,795	$208,993,815	$2,391,943,055

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$717,098	$—	$717,098

Liabilities	Level 1	Level 2	Level 3	Total

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$18,393	$—	$18,393

*      Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2016 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Bank Loans	Corporate Bonds	Total
Balance as of October 31, 2015	$213,328,562	$400	$213,328,962
Accrued discounts (premiums)	291,674	—	291,674
Purchases	24,006,938	—	24,006,938
Sales	(27,840,111)	(125)	(27,840,236)
Realized gain (loss)	34,737	(99,875)	(65,138)
Change in unrealized appreciation (depreciation)	(8,400,936)	99,963	(8,300,973)
Transfers into Level 3	118,432,734	—	118,432,734
Transfers out of Level 3	(110,860,146)	—	(110,860,146)
Balance as of January 31, 2016	$208,993,452	363	208,993,815

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2016	$(1,976,862)	$(38)	$(1,976,900)

Quantitative Disclosure About Significant Unobservable Inputs

				Range
	Fair Value	Valuation	Unobservable	(Weighted Average)
Asset Class	At 01/31/2016	Technique(s)	Input	(per share)

Corporate Bonds	$363	Vendor Princing	Single Broker Quote	NA
Bank Loans	$208,993,452	Vendor Princing	Single Broker Quote	$0.55 - $1.01 ($0.95)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs Credit Suisse Asset Managment LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life  of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the quarter ended January 31, 2016, there were no transfers in and out of Level 1 and Level 2, but there were $118,432,734 transferred out from Level 2 to Level 3 due to lack of pricing source supported by observable inputs and $110,860,146 transferred out from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

January 31, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (33.8%)
Auto Parts & Equipment (0.9%)
$350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)[1]	(BB+, Ba2)	04/30/23	5.000	$346,500
1,049	UCI International LLC, Global Company Guaranteed Notes (Callable 02/29/16 @ 102.16)	(CCC, Ca)	02/15/19	8.625	298,965
					645,465
Banking (1.2%)
925	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/29/16 @ 102.91)[1]	(B+, B1)	02/15/18	7.750	948,125

Building & Construction (1.7%)
750	AV Homes, Inc., Global Company Guaranteed Notes (Callable 07/01/16 @ 106.38)	(B-, Caa1)	07/01/19	8.500	742,500
500	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)[1]	(BB-, B3)	01/15/23	8.250	522,500
					1,265,000
Building Materials (1.8%)
1,000	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)[1]	(B-, Caa2)	08/15/20	12.000	905,000
500	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 07/15/18 @ 103.06)	(B, Caa2)	07/15/23	6.125	485,000
					1,390,000
Cable & Satellite TV (2.3%)
600	Cable One, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/18 @ 102.88)[1]	(BB, B1)	06/15/22	5.750	607,500
500	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/16 @ 104.69)[1]	(B, B3)	08/01/21	6.250	507,500
300	Neptune Finco Corp., Rule 144A, Senior Secured Notes (Callable 10/15/20 @ 103.31)[1]	(BB-, Ba1)	10/15/25	6.625	312,000
300	Neptune Finco Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)[1]	(B-, B2)	10/15/25	10.875	318,000
					1,745,000
Chemicals (2.1%)
500	Axiall Corp., Global Company Guaranteed Notes (Callable 05/15/18 @ 102.44)	(BB, Ba3)	05/15/23	4.875	472,500
525	Blue Cube Spinco, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)[1]	(BB+, Ba1)	10/15/23	9.750	567,000
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 100.00)[1,2,3]	(NR, NR)	05/08/17	9.000	21,954
850	Tronox Finance LLC, Global Company Guaranteed Notes (Callable 02/29/16 @ 104.78)	(B+, Caa1)	08/15/20	6.375	529,125
					1,590,579
Consumer/Commercial/Lease Financing (0.8%)
700	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)[1]	(CCC+, Caa2)	08/01/22	7.250	598,500

Energy - Exploration & Production (1.5%)
1,050	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(CCC+, B3)	04/15/21	6.750	417,375
500	Det Norske Oljeselskap ASA, Rule 144A, Subordinated Notes (Callable 05/27/19 @ 105.13)[1]	(NR, NR)	05/27/22	10.250	407,500
479	Harkand Finance, Inc., 7.800% Cash, 0.600% PIK, Reg S, Rule 144A, Senior Secured Notes (Callable 03/28/16 @ 104.50)[1,4,5]	(NR, NR)	03/28/19	8.400	277,765
					1,102,640
Gaming (1.1%)
750	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)[1,6]	(B, B2)	02/15/21	8.250	855,291

Gas Distribution (2.0%)
1,000	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B+, B1)	02/15/21	5.750	805,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gas Distribution
$750	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB, B1)	03/01/20	6.500	$716,250
					1,521,250
Health Facility (0.6%)
500	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.56)[1]	(B-, B3)	08/01/19	8.750	487,500

Insurance Brokerage (0.6%)
500	National Financial Partners Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/16 @ 106.75)[1]	(CCC+, Caa2)	07/15/21	9.000	451,875

Investments & Misc. Financial Services (1.0%)
500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 107.78)[1,7]	(B+, B2)	10/01/19	10.375	758,898

Metals & Mining - Excluding Steel (2.6%)
500	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)[1]	(CCC+, Caa2)	04/01/21	7.000	190,000
164	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes[1]	(B, B3)	10/01/18	10.000	119,720
2,975	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 105.50)	(CCC-, C)	06/01/19	11.000	297,500
2,500	Taseko Mines Ltd., Company Guaranteed Notes (Callable 02/29/16 @ 103.88)	(B-, B3)	04/15/19	7.750	1,362,500
500	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 104.63)[1,3,8]	(NR, NR)	05/15/19	9.250	35,000
					2,004,720
Oil Field Equipment & Services (1.5%)
500	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CCC+, Caa2)	05/01/22	6.250	96,250
800	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 103.63)[1]	(B, Caa3)	12/01/17	7.250	284,000
800	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B+, B3)	03/15/22	6.125	308,000
500	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 02/29/16 @ 104.31)[1]	(B+, B1)	11/01/18	8.625	352,500
250	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)[1]	(CCC+, Ca)	11/15/19	9.750	107,500
					1,148,250
Oil Refining & Marketing (1.5%)
400	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	390,000
500	PBF Finance Corp., Global Senior Secured Notes (Callable 02/29/16 @ 104.13)	(BBB-, B1)	02/15/20	8.250	513,125
250	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B+, B3)	04/01/21	6.250	228,750
					1,131,875
Property & Casualty Insurance (0.5%)
500	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)[1]	(CCC+, Caa2)	10/01/22	8.500	385,625

Real Estate Investment Trusts (0.6%)
500	iStar, Inc., Senior Unsecured Notes (Callable 07/01/16 @ 102.44)	(B+, B2)	07/01/18	4.875	479,375

Recreation & Travel (0.6%)
500	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)[1]	(B-, B3)	12/15/23	8.250	480,000

Restaurants (1.0%)
935	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 02/29/16 @ 102.00)[1,6,9]	(CCC, Caa2)	10/15/19	7.356	779,425

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Software - Services (3.6%)
$1,250	Audatex North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/18 @ 103.06)[1]	(BB-, B1)	11/01/23	6.125	$1,264,062
500	Optimas OE Solutions, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/18 @ 104.31)[1]	(B-, B3)	06/01/21	8.625	410,000
750	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)[1]	(CCC+, Caa1)	03/01/23	8.875	688,125
500	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)[1]	(CCC+, Caa1)	04/01/22	8.750	297,500
300	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 02/29/16 @ 102.28)	(CCC+, Caa2)	01/15/19	9.125	115,500
					2,775,187
Steel Producers/Products (0.5%)
500	JMC Steel Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/29/16 @ $104.13)[1]	(B-, Caa1)	03/15/18	8.250	375,000

Support - Services (0.3%)
250	Brand Energy & Infrastructure Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/16 @ 106.38)[1]	(CCC+, Caa1)	12/01/21	8.500	205,000

Tech Hardware & Equipment (0.7%)
500	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 104.50)[1]	(B, B1)	04/01/19	9.000	341,250
250	Infor Software Parent LLC, 7.125% Cash, 7.875% PIK, Rule 144A, Company Guaranteed Notes (Callable 05/01/17 @ 103.56)[1,4]	(CCC+, Caa2)	05/01/21	15.000	179,063
					520,313
Telecom - Satellite (0.4%)
250	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB-, B3)	06/15/21	7.625	270,313

Telecom - Wireless (0.7%)
750	Sprint Corp., Global Company Guaranteed Notes	(B+, Caa1)	09/15/23	7.875	538,125

Telecom - Wireline Integrated & Services (0.7%)
600	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(B, B2)	01/15/23	4.500	495,000

Theaters & Entertainment (1.0%)
715	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	735,556
TOTAL CORPORATE BONDS (Cost $32,704,561)					25,683,887

BANK LOANS (47.7%)
Aerospace & Defense (1.0%)
101	Aveos Fleet Performance, Inc.[2,3,9]	(CCC+, B3)	03/12/16	13.000	1,009
415	LM U.S. Corp. Acquisition, Inc.[9]	(CCC, Caa2)	01/25/21	8.250	415,254
497	Sequa Corp.[9]	(CCC+, Caa1)	06/19/17	5.250	327,479
					743,742
Auto Parts & Equipment (1.1%)
992	Federal-Mogul Holdings Corp.[9]	(B-, B1)	04/15/21	4.750	803,571

Building Materials (1.9%)
452	Panolam Industries International, Inc.[3,9]	(BB-, B2)	08/23/17	7.250	445,274
995	Summit Materials Cos. I LLC[9]	(BB, B1)	07/17/22	4.250	983,184
					1,428,458
Chemicals (4.3%)
937	Albaugh LLC[9]	(BB, B1)	05/31/21	6.000	885,190
728	Colouroz Investment 2 LLC[9]	(B-, Caa1)	09/06/22	8.250	680,541
728	Houghton International, Inc.[9]	(B-, Caa1)	12/20/20	9.750	694,943
1,000	Minerals Technologies, Inc.[9]	(BB, Ba2)	05/09/21	4.750	982,500
					3,243,174
Department Stores (1.0%)
800	Dollar Tree, Inc.[9]	(BBB, Ba1)	07/06/22	4.250	798,800

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Discount Stores (0.7%)
$794	99 Cents Only Stores[9]	(B-, Caa1)	01/11/19	4.500	$501,750

Diversified Capital Goods (1.3%)
536	Dynacast International LLC[9]	(B, B1)	01/28/22	4.500	524,336
488	Horizon Global Corp.[9]	(B, B2)	06/30/21	7.000	468,000
					992,336
Electric - Generation (0.2%)
600	Texas Competitive Electric Holdings Co. LLC[9]	(CCC, NR)	10/10/17	4.908	183,333

Electronics (1.6%)
1,250	Avago Technologies Cayman Ltd.[9]	(BBB, Ba1)	02/01/23	4.250	1,232,225

Gaming (0.9%)
733	ROC Finance LLC[9]	(B+, B2)	06/20/19	5.000	657,522

Gas Distribution (1.0%)
1,000	Energy Transfer Equity LP9	(BB, Ba2)	12/02/19	4.000	778,500

Health Facilities (2.1%)
740	Drumm Investors LLC[9]	(B, B2)	05/04/18	6.750	731,955
448	Premier Dental Services, Inc.[9]	(CCC+, Caa1)	11/01/18	7.500	390,592
503	Surgery Center Holdings, Inc.[9]	(CCC+, Caa2)	11/03/21	8.500	461,558
					1,584,105
Health Services (2.5%)
325	MMM Holdings, Inc.[9]	(B-, Caa1)	12/12/17	9.750	178,721
236	MSO of Puerto Rico, Inc.[9]	(B-, B3)	12/12/17	9.750	129,929
959	Onex Carestream Finance LP9	(B+, B1)	06/07/19	5.000	851,627
978	Valitas Health Services, Inc.[3,9]	(CCC, Caa2)	06/02/17	6.000	743,523
					1,903,800
Insurance Brokerage (0.8%)
597	Acrisure LLC[9]	(B, B2)	05/19/22	6.500	570,882

Investments & Misc. Financial Services (3.4%)
496	Altisource Solutions Sarl[9]	(B+, B3)	12/09/20	4.500	417,478
463	Liquidnet Holdings, Inc.[9]	(B, B3)	05/22/19	7.750	446,312
1,000	Mergermarket U.S.A., Inc.[9]	(CCC+, Caa2)	02/04/22	7.500	890,000
400	TransFirst, Inc.[9]	(CCC+, Caa2)	11/12/22	9.000	404,334
579	Walter Investment Management Corp.[9]	(BB-, B2)	12/19/20	4.750	452,733
					2,610,857
Machinery (2.5%)
746	CPM Holdings, Inc.[9]	(B+, B1)	04/11/22	6.000	738,788
408	Winoa S.A.[6,9]	(NR, NR)	01/24/19	3.769	413,837
785	WTG Holdings III Corp.[9]	(B-, Caa1)	01/15/22	8.500	751,637
					1,904,262
Managed Care (0.5%)
409	Sedgwick Claims Management Services, Inc.[9]	(CCC+, Caa2)	02/28/22	6.750	365,537

Media Content (1.3%)
1,000	DLG Acquisitions Ltd.[6,9]	(B-, Caa2)	06/30/22	8.250	992,781

Metals & Mining - Excluding Steel (0.2%)
495	Noranda Aluminum Acquisition Corp.[9]	(CCC+, Ca)	02/28/19	5.750	156,870

Oil Field Equipment & Services (0.7%)
1,000	Shelf Drilling Holdings Ltd.[9]	(B+, B2)	10/08/18	10.000	507,500

Oil Refining & Marketing (1.2%)
982	Philadelphia Energy Solutions LLC[9]	(BB-, B1)	04/04/18	6.250	920,108

Pharmaceuticals (0.9%)
721	Alvogen Pharma U.S., Inc.[9]	(B, B3)	04/02/22	6.000	704,157

Software - Services (9.7%)
995	Epicor RSG U.S., Inc.[3,9]	(B, B3)	06/23/22	6.000	990,025
995	Epicor Software Corp.[9]	(B, B2)	06/01/22	4.750	952,096

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services
$1,000	Flexera Software LLC[9]	(CCC+, Caa1)	04/02/21	8.000	$948,750
744	Infor (U.S.), Inc.[9]	(B+, B1)	06/03/20	3.750	705,501
1,000	Landslide Holdings, Inc.[3,9]	(CCC+, Caa1)	02/25/21	8.250	920,000
744	MA FinanceCo. LLC[9]	(BB-, B1)	11/19/21	5.250	730,611
820	MRI Software LLC[9]	(CCC+, Caa2)	06/17/22	9.000	795,400
749	Pinnacle Holdco Sarl[9]	(B+, B1)	07/30/19	4.750	633,000
992	SkillSoft Corp.[9]	(B-, B2)	04/28/21	5.750	730,374
					7,405,757
Support - Services (3.3%)
496	Capstone Logistics LLC[9]	(B-, B1)	10/07/21	5.500	487,547
985	Institutional Shareholder Services, Inc.[9]	(B+, B2)	04/30/21	5.000	946,216
710	Long Term Care Group, Inc.[9]	(B, B3)	06/06/20	6.000	667,064
500	Sungard Availability Services Capital, Inc.[9]	(B+, Ba3)	03/31/19	6.000	417,918
					2,518,745
Tech Hardware & Equipment (1.7%)
479	Avaya, Inc.[9]	(B, B1)	03/30/18	6.500	363,196
1,000	Omnitracs, Inc.[9]	(CCC+, Caa1)	05/25/21	8.750	956,250
					1,319,446
Telecom - Wireline Integrated & Services (1.0%)
794	AF Borrower LLC[9]	(B, B2)	01/28/22	6.250	772,911

Theaters & Entertainment (0.9%)
800	William Morris Endeavor Entertainment LLC[9]	(B-, Caa1)	05/06/22	8.250	706,000
TOTAL BANK LOANS (Cost $40,961,928)					36,307,129

ASSET BACKED SECURITIES (11.8%)
Collateralized Debt Obligations (11.8%)
750	Babson CLO Ltd., 2015-2A, Rule 144A1,9	(NR, Ba3)	07/20/27	6.174	585,764
500	Blue Hill CLO Ltd., 2013-1A, Rule 144A1,9	(BB-, NR)	01/15/26	5.222	301,106
500	BNPP IP CLO Ltd., 2014-2A, Rule 144A1,9	(BB, NR)	10/30/25	5.572	294,594
750	Carlyle Global Market Strategies CLO Ltd., 2012-4A, Rule 144A1,3,10	(NR, NR)	01/20/25	0.000	500,055
750	CIFC Funding Ltd., 2012-3A, Rule 144A1,9	(B, NR)	01/29/25	7.518	568,151
750	Eaton Vance CLO Ltd., 2014-1A, Rule 144A1,9	(NR, Ba3)	07/15/26	5.652	488,458
500	Galaxy XXI CLO Ltd., 2015-21A, Rule 144A1,9	(NR, Ba3)	01/20/28	6.170	408,464
400	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A1,9	(BB, NR)	12/20/24	5.970	277,362
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A1,10	(NR, NR)	07/25/27	0.000	339,310
500	Highbridge Loan Management Ltd., 2012-1A, Rule 144A1,3,9	(B, NR)	09/20/22	7.320	477,403
500	JFIN CLO Ltd., 2013-1A, Rule 144A1,9	(BB, NR)	01/20/25	5.374	383,760
1,000	Ocean Trails CLO IV, 2013-4A, Rule 144A1,9	(B, NR)	08/13/25	6.259	651,301
1,000	OCP CLO Ltd., 2014-6A, Rule 144A1,3,9	(B, NR)	07/17/26	6.220	521,131
750	Sound Point CLO II Ltd., 2013-1A, Rule 144A1,9	(B, NR)	04/26/25	6.119	491,587
750	Sound Point CLO IV Ltd., 2013-3A, Rule 144A1,9	(NR, B2)	01/21/26	5.574	423,115
400	Stewart Park CLO Ltd., 2015-1A, Rule 144A1,3,10	(NR, NR)	04/15/26	0.000	300,310
1,325	Venture XVII CLO Ltd., 2014-17A, Rule 144A1,9	(NR, Ba2)	07/15/26	5.622	846,443
750	Vibrant CLO Ltd., 2012-1A, Rule 144A1,9	(BB, NR)	07/17/24	6.920	708,005
800	WhiteHorse IX Ltd., 2014-9A, Rule 144A1,9	(NR, Ba3)	07/17/26	5.270	438,550
TOTAL ASSET BACKED SECURITIES (Cost $12,186,092)					9,004,869

Number of Shares

COMMON STOCKS (0.7%)
Banks (0.1%)
20,000	Neff Corp.[11]	102,600
Building Materials (0.1%)
935	Euramax International, Inc.[11]	93,500
Consumer Products (0.5%)
2,027	Natural Products Group[3,11]	354,742
TOTAL COMMON STOCKS (Cost $489,156)		550,842

Number of Shares		Value

MUTUAL FUNDS (0.1%)
Commingled Funds (0.1%)
4,623	BlackRock Floating Rate Income Strategies Fund, Inc.	$57,972
2,300	Eaton Vance Floating-Rate Income Trust	27,991
TOTAL MUTUAL FUNDS (Cost $101,102)		85,963

Par (000)		Maturity	Rate%

SHORT-TERM INVESTMENT (0.1%)
$48	State Street Bank and Trust Co. Euro Time Deposit (Cost $48,301)	02/01/16	0.010	48,301

TOTAL INVESTMENTS AT VALUE (94.2%) (Cost $86,491,140)				71,680,991

OTHER ASSETS IN EXCESS OF LIABILITIES (5.8%)				4,398,022

NET ASSETS (100.0%)				$76,079,013

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities amounted to a value of $24,392,047 or 32.1% of net assets.

[2]	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
[3]	Illiquid security (unaudited).
[4]	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
[5]

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

[6]	This security is denominated in Euro.
[7]	This security is denominated in British Pound.
[8]	Bond is currently in default.
[9]	Variable rate obligations — The interest rate is the rate as of January 31, 2016.
[10]	Zero-coupon security.
[11]	Non-income producing security.

INVESTMENT ABBREVIATION

NR = Not Rated

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	235,000	USD	258,558	03/16/16	Morgan Stanley	$258,558	$254,559	$(3,999)
USD	3,453,344	EUR	3,174,000	04/15/16	Morgan Stanley	(3,453,344)	(3,441,241)	12,103
USD	816,124	GBP	565,500	04/15/16	Morgan Stanley	(816,124)	(802,297)	13,827
								$21,931

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Sell
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Mar 2016	(30)	$(3,887,344)	$(105,759)
Net unrealized appreciation (depreciation)					$(105,759)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$25,661,933	$21,954	$25,683,887
Bank Loans	—	28,281,651	8,025,478	36,307,129
Asset Backed Securities	—	9,004,869	—	9,004,869
Common Stocks	196,100	354,742	—	550,842
Mutual Funds	85,963	—	—	85,963
Short-term Investments	—	48,301	—	48,301
	$282,063	$63,351,496	$8,047,432	$71,680,991
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$25,930	$—	$25,930

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$3,999	$—	$3,999
Futures Contracts	$105,759	$—	$—	$105,759

*      Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency and futures contracts.

The following is a reconciliation of investments as of January 31, 2016 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Bank Loans	Corporate Bonds	Common Stock	Total
Balance as of October 31, 2015	$13,384,774	$21,954	$74,800	$13,481,528
Accrued discounts (premiums)	14,447	913	—	15,360
Purchases	—	—	(74,800)	(74,800)
Sales	(3,404,770)	—	—	(3,404,770)
Realized gain (loss)	2,309	—	—	2,309
Change in unrealized appreciation (depreciation)	(536,359)	(913)	—	(537,272)
Transfers into Level 3	2,915,205	—	—	2,915,205
Transfers out of Level 3	(4,350,128)	—	—	(4,350,128)
Balance as of January 31, 2016	$8,025,478	$21,954	$—	$8,047,432

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2016	$(146,742)	$(913)	$—	$(147,655)

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Range(Weighted Average)
Asset Class	at 1/31/2016	Techniques	Input	(per share)
Corporate Bonds	$21,954	Vendor Pricing	Single Broker Quote	NA
Bank Loans	$8,024,469	Vendor Pricing	Single Broker Quote	$0.55 – $1.08 ($0.91)
	$1,009	Income Approach	Expected Remaining Distribution	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs Credit Suisse Asset Managment LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life  of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the quarter ended January 31, 2016, there were no transfers in and out of Level 1 and Level 2, but there were $2,915,205 transferred out from Level 2 to Level 3 due to lack of pricing source supported by observable inputs and $4,350,128 transferred out from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

January 31, 2016 (unaudited)

Par (000)		Maturity	Rate%	Value

SHORT-TERM INVESTMENT (88.4%)
$106,124	State Street Bank and Trust Co. Euro Time Deposit (Cost $106,123,671)	02/01/16	0.010	$106,123,671

TOTAL INVESTMENTS AT VALUE (88.4%) (Cost $106,123,671)				106,123,671

OTHER ASSETS IN EXCESS OF LIABILITIES (11.6%)				13,874,821

NET ASSETS (100.0%)				$119,998,492

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Foreign Exchange Contracts
JPY Currency Futures	USD	Mar 2016	221	$22,827,919	$(494,527)

Interest Rate Contracts
10YR JGB Mini Futures	JPY	Mar 2016	286	35,546,541	$401,189
10YR U.S. Treasury Note Futures	USD	Mar 2016	316	40,946,687	585,718
German EURO Bund Futures	EUR	Mar 2016	144	25,452,405	799,547
Long Gilt Futures	GBP	Mar 2016	177	30,209,286	571,647
					$2,358,101
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Mar 2016	(205)	(14,458,650)	$(56,151)
CAD Currency Futures	USD	Mar 2016	(218)	(15,558,660)	371,046
EUR Currency Futures	USD	Mar 2016	(122)	(16,528,713)	112,009
GBP Currency Futures	USD	Mar 2016	(250)	(22,253,125)	1,099,010
					$1,525,914
Index Contracts
Hang Seng Index Futures	HKD	Feb 2016	(36)	(4,561,491)	$(92,483)
EURO Stoxx 50 Index Futures	EUR	Mar 2016	(251)	(8,223,880)	538,584
FTSE 100 Index Futures	GBP	Mar 2016	(150)	(12,781,395)	(52,190)
Nikkei 225 Index Futures OSE	JPY	Mar 2016	(63)	(9,179,532)	232,473
S&P 500 E Mini Index Futures	USD	Mar 2016	(135)	(13,028,175)	(122,709)
					$503,675
Net unrealized appreciation (depreciation)					$3,893,163

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$5,296,977	02/17/16	Goldman Sachs	Fixed Rate	Bloomberg Industrial Metals Index	$(201,905)
USD	6,243,264	02/17/16	Goldman Sachs	Fixed Rate	Bloomberg Precious Metals Index	(128,522)
USD	7,895,363	02/17/16	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	55,251
USD	2,616,474	02/17/16	Goldman Sachs	Fixed Rate	Bloomberg Energy Index	(365,332)
						$(640,508)

Currency Abbreviations

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-term Investment	$—	$106,123,671	$—	$106,123,671
	$—	$106,123,671	$—	$106,123,671
Other Financial Instruments*
Futures Contracts	$4,711,223	$—	$—	$4,711,223
Swap Contracts	—	55,251	—	55,251

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$818,060	$—	$—	$818,060
Swap Contracts	$—	$695,759	$—	$695,759

*   Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the quarter ended January 31, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

January 31, 2016 (unaudited)

	Number of Shares	Value
LONG POSITIONS (11.5%)
COMMON STOCKS (10.5%)
BELGIUM (0.4%)
Food & Staples Retailing (0.4%)
Delhaize Group	3,751	$393,251

CANADA (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Canadian Oil Sands, Ltd.	28,879	192,698

FINLAND (0.1%)
Communications Equipment (0.1%)
Nokia Oyj [1]	13,202	94,282

FRANCE (0.1%)
Media (0.1%)
NextRadioTV	2,369	94,681

IRELAND (0.2%)
Software (0.2%)
King Digital Entertainment PLC	11,390	204,223

ITALY (0.0%)
Household Durables (0.0%)
DeLclima SpA	4,368	21,365

NETHERLANDS (0.1%)
Air Freight & Logistics (0.0%)
TNT Express N.V.	3,767	32,099

Professional Services (0.1%)
USG People N.V.	6,114	113,974
		146,073
UNITED KINGDOM (1.1%)
Beverages (0.5%)
SABMiller PLC	9,308	554,886

Insurance (0.2%)
Amlin PLC	20,474	194,532

Oil, Gas & Consumable Fuels (0.4%)
BG Group PLC	29,713	447,622
		1,197,040
UNITED STATES (8.3%)
Aerospace & Defense (0.4%)
Precision Castparts Corp.	1,754	412,102

Banks (0.3%)
First Niagara Financial Group, Inc. [2]	18,649	182,574
Wilshire Bancorp, Inc. [2]	8,501	90,025
		272,599
Biotechnology (0.3%)
Baxalta, Inc.	8,003	320,200

Chemicals (0.5%)
Airgas, Inc.	1,628	227,920
E.I. Du Pont de Nemours & Co.	6,491	342,465
		570,385
Electric Utilities (0.8%)
Cleco Corp.	4,737	251,724
Pepco Holdings, Inc.	24,513	654,007
		905,731
Electronic Equipment, Instruments & Components (0.1%)
RealD, Inc. [1]	8,825	91,692

Energy Equipment & Services (0.6%)
Baker Hughes, Inc.	7,842	341,205
Cameron International Corp. [1]	4,139	271,767
		612,972

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
UNITED STATES
Food & Staples Retailing (0.2%)
Rite Aid Corp. [1]	31,101	$242,277

Food Products (0.2%)
Keurig Green Mountain, Inc.	2,324	207,417

Gas Utilities (0.4%)
AGL Resources, Inc.	4,177	265,490
Piedmont Natural Gas Co., Inc.	3,454	204,615
		470,105
Healthcare Equipment & Supplies (0.2%)
Sirona Dental Systems, Inc. [1]	2,294	243,829

Healthcare Providers & Services (1.0%)
Cigna Corp.	3,243	433,265
Health Net, Inc. [1]	3,870	256,271
Humana, Inc.	2,330	379,301
		1,068,837
Insurance (0.4%)
StanCorp Financial Group, Inc.	1,804	206,847
Symetra Financial Corp. [2]	6,523	208,866
		415,713
Internet Software & Services (0.1%)
Constant Contact, Inc. [1]	3,620	114,428

IT Services (0.1%)
Heartland Payment Systems, Inc.	1,614	148,617

Life Sciences Tools & Services (0.1%)
Affymetrix, Inc. [1,2]	7,398	103,794

Media (0.3%)
Cablevision Systems Corp., Class A	7,426	236,964
Rentrak Corp. [1]	2,001	88,984
		325,948
Multi-Utilities (0.2%)
TECO Energy, Inc.	8,730	236,758

Pharmaceuticals (0.5%)
Allergan PLC [1]	1,707	485,522

Real Estate Investment Trusts (0.5%)
American Residential Properties, Inc.	4,903	83,057
Inland Real Estate Corp. [2]	9,808	105,044
Plum Creek Timber Co., Inc.	4,811	194,894
Rouse Properties, Inc.	5,983	104,702
		487,697
Semiconductor Equipment & Products (0.4%)
Fairchild Semiconductor International, Inc. [1]	6,715	137,590
KLA-Tencor Corp.	4,056	271,712
		409,302
Software (0.4%)
SolarWinds, Inc. [1]	3,514	210,664
Solera Holdings, Inc.	3,565	193,437
		404,101
Specialty Retail (0.2%)
Office Depot, Inc. [1]	30,917	159,222
The PEP Boys-Manny, Moe & Jack [1]	5,865	108,444
		267,666
Thrifts & Mortgage Finance (0.1%)
Astoria Financial Corp. [2]	9,765	147,745

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
UNITED STATES
		$8,965,437
TOTAL COMMON STOCKS (Cost $11,109,241)		11,309,050

EXCHANGE TRADED FUND (1.0%)
UNITED STATES (1.0%)
Diversified Financial Services (1.0%)
Health Care Select Sector SPDR Fund	16,877	1,121,814

TOTAL EXCHANGE TRADED FUND (Cost $1,128,481)		1,121,814

	Number of Rights
RIGHTS (0.0%)
UNITED STATES (0.0%)
Biotechnology (0.0%)
Shire Pharmaceuticals International [1,3]	5,532	6,141
Trius Therapeutics, Inc. [1,3]	400	52

TOTAL RIGHTS (Cost $6,140)		6,193

SHORT-TERM INVESTMENTS (86.4%)

Number of Shares
State Street Navigator Prime Portfolio, 0.44% [4]	655,588	655,588

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 02/01/2016 (Cost $92,663,340)	$92,663	92,663,340
TOTAL SHORT-TERM INVESTMENTS (Cost $93,318,928)		93,318,928

TOTAL INVESTMENTS AT VALUE/LONG POSITIONS (97.9%) (Cost $105,562,790)		105,755,985

TOTAL SECURITIES SOLD SHORT (-4.1%) (Proceeds $4,325,392)		(4,439,563)

OTHER ASSETS IN EXCESS OF LIABILITIES (6.2%)		6,673,322

NET ASSETS (100.0%)		$107,989,744

	Number of Shares
SHORT POSITIONS (-4.1%)
COMMON STOCKS (-4.1%)
CANADA (-0.2%)
Oil, Gas & Consumable Fuels (-0.2%)
Suncor Energy, Inc.	(8,088)	(190,698)

FINLAND (-0.1%)
Computers & Peripherals (-0.1%)
Nokia Oyj	(13,235)	(95,228)

IRELAND (-0.2%)
Pharmaceuticals (-0.2%)
Shire PLC	(3,560)	(198,791)

NETHERLANDS (-0.6%)
Food & Staples Retailing (-0.4%)
Koninklijke Ahold N.V.	(17,819)	(402,594)

Oil, Gas & Consumable Fuels (-0.2%)
Royal Dutch Shell PLC, Class A	(13,234)	(287,805)
		(690,399)
UNITED STATES (-3.0%)
Banks (-0.2%)
BBCN Bancorp, Inc.	(5,979)	(90,881)

	Number of Shares	Value
SHORT POSITIONS (continued)
COMMON STOCKS (continued)
UNITED STATES
Banks
KeyCorp	(12,681)	$(141,520)
		(232,401)
Chemicals (-0.3%)
The Dow Chemical Co.	(8,322)	(349,524)

Energy Equipment & Services (-0.5%)
Halliburton Co.	(8,783)	(279,212)
Schlumberger, Ltd.	(2,963)	(214,136)
		(493,348)
Healthcare Equipment & Supplies (-0.2%)
DENTSPLY International, Inc.	(4,161)	(245,041)

Healthcare Providers & Services (-0.5%)
Aetna, Inc.	(1,951)	(198,690)
Anthem, Inc.	(1,671)	(218,049)
Centene Corp. [1]	(2,407)	(149,378)
		(566,117)
Internet Software & Services (-0.1%)
comScore, Inc. [1]	(2,301)	(88,657)

IT Services (-0.1%)
Global Payments, Inc.	(1,079)	(63,607)

Pharmaceuticals (-0.5%)
Pfizer, Inc.	(19,288)	(588,091)

Real Estate Investment Trusts (-0.3%)
American Homes 4 Rent, Class A	(5,565)	(83,419)
Weyerhaeuser Co.	(7,698)	(197,146)
		(280,565)
Semiconductor Equipment & Products (-0.1%)
Lam Research Corp.	(2,028)	(145,590)

Specialty Retail (-0.1%)
Staples, Inc.	(6,765)	(60,344)

Thrifts & Mortgage Finance (-0.1%)
New York Community Bancorp, Inc.	(9,765)	(151,162)
		(3,264,447)
TOTAL SHORT POSITIONS (Proceeds $4,325,392)		$(4,439,563)

[1]	Non-income producing security.
[2]	Security or portion thereof is out on loan.
[3]	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
[4]	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2016.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
USD	6,605,412	EUR	6,058,121	02/19/16	Societe Generale	$(6,605,412)	$(6,557,820)	$47,592

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Foreign Exchange Contracts
JPY Currency Futures	USD	Mar 2016	23	$2,375,756	$(47,191)

Index Contracts
Russell 2000 Mini Index	USD	Mar 2016	1	103,140	$(10,782)

Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Mar 2016	34	4,405,657	$61,845
Long Gilt Futures	GBP	Mar 2016	19	3,242,805	63,618
German EURO Bund Futures	EUR	Mar 2016	15	2,651,292	81,765
10YR JGB Mini Futures	JPY	Mar 2016	30	3,728,658	43,997
					$251,225
Contracts to Sell
Foreign Exchange Contracts
GBP Currency Futures	USD	Mar 2016	(26)	(2,314,325)	$124,639
AUD Currency Futures	USD	Mar 2016	(22)	(1,551,660)	(1,005)
EUR Currency Futures	USD	Mar 2016	(13)	(1,761,256)	15,848
CAD Currency Futures	USD	Mar 2016	(23)	(1,641,510)	48,672
					$188,154
Index Contracts
Hang Seng Index Futures	HKD	Feb 2016	(4)	(506,832)	$(10,276)
S&P 500 E Mini Index Futures	USD	Mar 2016	(14)	(1,351,070)	(12,295)
Nikkei 225 Index Futures OSE	JPY	Mar 2016	(7)	(1,019,948)	(10,935)
FTSE 100 Index Futures	GBP	Mar 2016	(16)	(1,363,349)	534
EURO Stoxx 50 Index Futures	EUR	Mar 2016	(27)	(884,641)	59,681
					$26,709
Net unrealized appreciation (depreciation)					$408,115

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$3,010,044	02/05/16	Barclays Bank plc	Barclays Hedging Insights Index	Fixed Rate	$47,415
USD	814,138	02/17/16	Goldman Sachs	Fixed Rate	Bloomberg Precious Metals Index	(16,760)
USD	561,279	02/17/16	Goldman Sachs	Fixed Rate	Bloomberg Industrial Metals Index	(21,394)
USD	277,255	02/17/16	Goldman Sachs	Fixed Rate	Bloomberg Energy Index	(38,712)
USD	836,647	02/17/16	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	5,855
USD	76,145	02/18/16	Goldman Sachs	Russell 2000 Total Return Index	Fee Plus LIBOR	3,120
USD	589,000	06/20/16	Goldman Sachs	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	(25,847)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$261,747	08/18/16	Goldman Sachs	Russell 2000 Total Return Index	Fee Plus LIBOR	$10,725
USD	233,193	09/16/16	Goldman Sachs	Russell 2000 Total Return Index	Fee Plus LIBOR	9,555
USD	2,000,000	09/20/16	Goldman Sachs	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	(36,331)
USD	190,362	11/18/16	Goldman Sachs	Russell 2000 Total Return Index	Fee Plus LIBOR	7,800
USD	1,314,773	12/07/16	Goldman Sachs	Russell 2000 Growth Total Return Index	Fee Plus LIBOR	(29,571)
USD	1,410,955	12/07/16	Goldman Sachs	Russell 2000 Total Return Index	Fee Plus LIBOR	(13,915)
USD	1,312,631	12/07/16	Goldman Sachs	Fee Plus LIBOR	Russell 2000 Value Total Return Index	(3,510)
USD	1,543,327	12/08/16	Goldman Sachs	Russell 2000 Growth Total Return Index	Fee Plus LIBOR	(62,077)
USD	1,649,551	12/08/16	Goldman Sachs	Russell 2000 Total Return Index	Fee Plus LIBOR	(44,442)
USD	1,565,867	12/08/16	Goldman Sachs	Fee Plus LIBOR	Russell 2000 Value Total Return Index	21,494
USD	2,866,756	12/16/16	Goldman Sachs	NASDAQ-100 Total Return	Fee Plus LIBOR	91,699
USD	847,793	01/19/17	Goldman Sachs	Fee Plus LIBOR	Goldman Sachs Credit Suisse Custom Short Basket Index	(76,183)
USD	885,188	01/19/17	Goldman Sachs	Goldman Sachs Credit Suisse Custom Long Basket Index	Fee Plus LIBOR	21,252
USD	7,612,884	02/05/16	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index	Fixed Rate	(17,912)
USD	6,127,573	02/05/16	JPMorgan Chase	JPMorgan Helix 2 Index	Fixed Rate	122,082
USD	11,500,000	06/20/16	JPMorgan Chase	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	(391,321)
USD	9,000,000	06/20/16	JPMorgan Chase	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	(236,927)
USD	5,000,000	06/20/16	JPMorgan Chase	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	(126,701)
USD	429,000	09/20/16	JPMorgan Chase	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	(3,455)
USD	786,671	11/17/16	Morgan Stanley	Russell 2000 Growth Total Return Index	Fee Plus LIBOR	(85,256)
USD	780,663	11/17/16	Morgan Stanley	Fee Plus LIBOR	Russell 2000 Value Total Return Index	50,319
USD	724,090	12/16/16	Societe Generale	Fee Plus LIBOR	Russell 2000 Value Total Return Index	(21,470)
USD	663,448	12/16/16	Societe Generale	Russell 2000 Growth Total Return Index	Fee Plus LIBOR	3,115
						$(857,353)

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$9,362,358	$1,946,692	$—	$11,309,050
Exchange Traded Funds	1,121,814	—	—	1,121,814
Rights	—	—	6,193	6,193
Short-term Investments	—	93,318,928	—	93,318,928
	$10,484,172	$95,265,620	$6,193	$105,755,985
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$47,592	$—	$47,592
Future Contracts	500,599	—	—	500,599
Swap Contracts	—	394,431	—	394,431

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks	$3,455,145	$984,418	$—	$4,439,563
Other Financial Instruments*
Future Contracts	92,484	—	—	92,484
Swap Contracts	—	1,251,784	—	1,251,784

*     Other financial instruments include unrealized appreciation/(depreciation) on forward, future and swap contracts.

As of January 31, 2016, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

For the quarter ended January 31, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Emerging Markets Equity Fund

Schedule of Investments

January 31, 2016 (unaudited)

	Number of Shares	Value
COMMON STOCKS (92.7%)
BRAZIL (6.9%)
Commercial Banks (1.4%)
Banco do Brasil S.A.	87,000	$301,837

Electric Utilities (0.8%)
Transmissora Alianca de Energia Eletrica S.A.	40,100	173,761

Food Products (1.0%)
Marfrig Global Foods S.A.[1]	133,900	203,879

Household Durables (1.3%)
Cyrela Brazil Realty S.A.	62,700	111,725
MRV Engenharia e Participacoes S.A.	67,500	154,123
		265,848
Insurance (1.2%)
Porto Seguro S.A.	39,000	254,270

Metals & Mining (0.4%)
Vale S.A., ADR	37,800	92,610

Multiline Retail (0.8%)
Lojas Renner S.A.	40,700	180,027
		1,472,232
CHILE (1.4%)
Electric Utilities (1.4%)
Enersis S.A., ADR	25,500	300,645

CHINA (18.6%)
Biotechnology (1.2%)
China Biologic Products, Inc.[1]	1,900	243,713

Building Products (0.6%)
China Lesso Group Holdings Ltd.	241,000	132,684

Commercial Banks (6.1%)
Agricultural Bank of China Ltd., Series H	750,200	269,668
Bank of China Ltd., Series H	979,600	383,484
China CITIC Bank Corp. Ltd., Series H1	694,600	405,743
Chongqing Rural Commercial Bank Co. Ltd., Series H	476,400	241,306
		1,300,201
Construction & Engineering (1.9%)
Sinopec Engineering Group Co. Ltd., Series H	484,000	407,545

Construction Materials (0.4%)
China National Building Material Co. Ltd., Series H	208,900	86,829

Diversified Consumer Services (0.6%)
TAL Education Group, ADR[1]	2,800	134,316

Independent Power Producers & Energy Traders (0.6%)
Huaneng Power International, Inc., Series H	161,450	132,172

Internet Software & Services (2.1%)
Tencent Holdings Ltd.	23,700	445,130

Metals & Mining (0.6%)
China Hongqiao Group Ltd.	240,400	131,380

Oil, Gas & Consumable Fuels (1.4%)
CNOOC Ltd.	291,200	297,853

Personal Products (0.6%)
Chlitina Holding Ltd.	13,000	128,149

Semiconductors & Semiconductor Equipment (0.7%)
JA Solar Holdings Co. Ltd., ADR[1]	17,200	153,424

Textiles, Apparel & Luxury Goods (1.8%)
ANTA Sports Products Ltd.	86,000	208,065
Belle International Holdings Ltd.	247,500	166,393
		374,458
		3,967,854

	Number of Shares	Value
COMMON STOCKS (continued)
COLOMBIA (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
Ecopetrol S.A., ADR	40,000	$257,600

HONG KONG (5.7%)
Auto Components (0.5%)
Xinyi Glass Holdings Ltd.	232,000	117,514

Consumer Finance (0.6%)
Sun Hung Kai & Co. Ltd.	202,400	118,187

Household Durables (0.6%)
Haier Electronics Group Co. Ltd.	73,000	128,125

Industrial Conglomerates (2.1%)
Jardine Matheson Holdings Ltd.	6,000	315,209
Jardine Strategic Holdings Ltd.	4,700	128,731
		443,940
Wireless Telecommunication Services (1.9%)
China Mobile Ltd.	36,400	401,120
		1,208,886
HUNGARY (1.3%)
Pharmaceuticals (1.3%)
Richter Gedeon Nyrt	13,700	267,387

INDIA (3.9%)
Automobiles (1.4%)
Tata Motors Ltd., ADR[1]	11,600	289,768

Pharmaceuticals (1.0%)
Dr Reddy’s Laboratories Ltd., ADR	4,800	215,664

Thrifts & Mortgage Finance (1.5%)
Indiabulls Housing Finance Ltd., GDR	30,500	319,488
		824,920
LUXEMBOURG (0.8%)
Metals & Mining (0.8%)
Ternium S.A., ADR	14,400	171,072

MALAYSIA (1.6%)
IT Services (1.6%)
My EG Services Bhd	623,000	344,311

PANAMA (1.2%)
Commercial Banks (1.2%)
Banco Latinoamericano de Comercio Exterior S.A., Series E	11,200	261,184

RUSSIA (4.2%)
Diversified Financial Services (1.3%)
Moscow Exchange MICEX-RTS PJSC[1]	216,600	275,066

Oil, Gas & Consumable Fuels (2.9%)
Gazprom PAO, ADR	61,850	222,042
Lukoil PJSC, ADR	11,500	390,080
		612,122
		887,188
SINGAPORE (0.4%)
Commercial Banks (0.4%)
DBS Group Holdings Ltd.	9,700	96,519

SOUTH AFRICA (3.9%)
Commercial Banks (1.2%)
Nedbank Group Ltd.	22,700	269,416

Food & Staples Retailing (0.3%)
The SPAR Group Ltd.	5,000	57,767

Real Estate Investment Trusts (1.2%)
Growthpoint Properties Ltd.	177,200	255,291

	Number of Shares	Value
COMMON STOCKS (continued)
SOUTH AFRICA
Specialty Retail (1.2%)
Truworths International Ltd.	41,900	$259,990
		842,464
SOUTH KOREA (19.8%)
Automobiles (2.4%)
Hyundai Motor Co.	1,400	156,986
Kia Motors Corp.	9,300	353,101
		510,087
Biotechnology (0.8%)
Medy-Tox, Inc.	400	173,715

Chemicals (0.5%)
Lotte Chemical Corp.[1]	500	114,688

Commercial Banks (2.3%)
Woori Bank	67,400	498,187

Computers & Peripherals (3.6%)
Samsung Electronics Co. Ltd.	780	754,613

Diversified Telecommunication Services (2.9%)
KT Corp.	21,000	484,182
LG Uplus Corp.	16,100	129,993
		614,175
Electronic Equipment, Instruments & Components (0.9%)
LG Display Co. Ltd.	10,100	185,632

Hotels, Restaurants & Leisure (0.4%)
Hana Tour Service, Inc.	1,100	90,291

Household Durables (1.1%)
Hanssem Co. Ltd.[1]	1,000	228,974

Household Products (1.4%)
LG Household & Health Care Ltd.	350	291,766

Insurance (0.9%)
Hyundai Marine & Fire Insurance Co. Ltd.[1]	7,300	197,646

Personal Products (1.2%)
Amorepacific Corp.[1]	740	252,229

Tobacco (1.4%)
KT&G Corp.	3,500	303,114
		4,215,117
TAIWAN (14.0%)
Computers & Peripherals (4.8%)
Asustek Computer, Inc.	20,900	169,437
Catcher Technology Co. Ltd.	12,500	93,004
Compal Electronics, Inc.	785,000	457,145
Pegatron Corp.	132,300	302,328
		1,021,914
Electronic Equipment, Instruments & Components (3.0%)
E Ink Holdings, Inc.[1]	337,000	146,234
Hon Hai Precision Industry Co. Ltd.	214,453	504,523
		650,757
Personal Products (0.6%)
Grape King Bio Ltd.	21,900	120,154

Semiconductors & Semiconductor Equipment (4.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	215,600	928,358

Textiles, Apparel & Luxury Goods (1.2%)
Eclat Textile Co. Ltd.	9,000	128,243
Makalot Industrial Co. Ltd.	18,842	127,250
		255,493
		2,976,676

	Number of Shares	Value
COMMON STOCKS (continued)
THAILAND (3.4%)
Chemicals (0.9%)
PTT Global Chemical PCL	132,500	$199,311

Commercial Banks (1.8%)
Bangkok Bank PCL, NVDR	54,400	233,487
Krung Thai Bank PCL, NVDR	319,700	156,819
		390,306
Oil, Gas & Consumable Fuels (0.7%)
PTT PCL	20,800	137,377
		726,994
TURKEY (2.5%)
Diversified Telecommunication Services (1.6%)
Turk Telekomunikasyon AS	192,100	351,401

Oil, Gas & Consumable Fuels (0.9%)
Tupras Turkiye Petrol Rafinerileri AS1	7,500	190,380
		541,781
UNITED ARAB EMIRATES (0.6%)
Commercial Banks (0.6%)
Abu Dhabi Commercial Bank PJSC	79,000	130,758

UNITED KINGDOM (1.3%)
Insurance (1.3%)
Old Mutual PLC	110,100	267,400

TOTAL COMMON STOCKS (Cost $23,840,403)		19,760,988

PREFERRED STOCK (0.3%)
BRAZIL (0.3%)
Commercial Banks (0.3%)
Banco Bradesco S.A.	16,080	73,104
TOTAL PREFERRED STOCK (Cost $175,971)		73,104

EXCHANGE TRADED FUNDS (4.4%)
FRANCE (2.2%)
Lyxor ETF MSCI India[1]	32,350	454,588

LUXEMBOURG (2.2%)
db x-trackers NIFTY 50 UCITS ETF[1]	4,125	472,526
TOTAL EXCHANGE TRADED FUNDS (Cost $861,384)		927,114

	Number of Rights
RIGHT (0.0%)
CHINA (0.0%)
Metals & Mining (0.0%)
China Hongqiao Group Ltd.[1]	33,656	78
TOTAL RIGHT (Cost $0)		78

	Par (000)
SHORT-TERM INVESTMENT (2.2%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 02/01/2016 (Cost $459,170)	$459	459,170

Value
TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $25,336,928)	$21,220,454

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)	90,313

NET ASSETS (100.0%)	$21,310,767

1        Non-income producing security.

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non-Voting Depository Receipt

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.  The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$4,036,166	$15,724,822	$—	$19,760,988
Preferred Stocks	—	73,104	—	73,104
Exchange Traded Funds	—	927,114	—	927,114
Right	78	—	—	78
Short-term Investment	—	459,170	—	459,170
	$4,036,244	$17,184,210	$—	$21,220,454

For the quarter ended January 31, 2016, there were no transfers in and out of Level 2 and Level 3, but there were $927,114 transferred out from Level 1 to Level 2 due to lack of pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Volaris US Strategies Fund

Schedule of Investments

January 31, 2016 (unaudited)

	Number of Shares	Value
COMMON STOCKS (87.9%)
UNITED STATES (87.9%)
Aerospace & Defense (3.3%)
General Dynamics Corp.	6,500	$869,505

Auto Components (1.8%)
Gentex Corp.	17,100	234,099
Lear Corp.	2,300	238,809
		472,908
Automobiles (1.9%)
Ford Motor Co.	43,300	517,002

Beverages (1.0%)
Monster Beverage Corp.[1]	2,000	270,060

Biotechnology (2.5%)
Amgen, Inc.	3,600	549,828
Gilead Sciences, Inc.	1,400	116,200
		666,028
Capital Markets (3.3%)
Apollo Investment Corp.	58,700	297,609
Stifel Financial Corp.[1]	3,600	120,456
The Goldman Sachs Group, Inc.	2,800	452,368
		870,433
Commercial Banks (2.4%)
Citigroup, Inc.	4,800	204,384
JPMorgan Chase & Co.	7,100	422,450
		626,834
Commercial Services & Supplies (1.2%)
Rollins, Inc.	11,500	316,825

Communications Equipment (1.7%)
Cisco Systems, Inc.	12,200	290,238
QUALCOMM, Inc.	3,300	149,622
		439,860
Computers & Peripherals (2.2%)
Apple, Inc.	3,700	360,158
NetApp, Inc.	10,200	223,686
		583,844
Consumer Finance (1.2%)
Capital One Financial Corp.	4,700	308,414

Diversified Telecommunication Services (2.7%)
Verizon Communications, Inc.	14,400	719,568

Electric Utilities (2.2%)
Entergy Corp.	5,500	388,190
Pinnacle West Capital Corp.	3,100	205,561
		593,751
Electrical Equipment (0.8%)
Regal Beloit Corp.	3,800	213,598

Food & Staples Retailing (5.2%)
Casey’s General Stores, Inc.	4,600	555,404
CVS Health Corp.	8,600	830,674
		1,386,078
Health Care Providers & Services (3.4%)
Aetna, Inc.	6,800	692,512
McKesson Corp.	1,300	209,274
		901,786
Insurance (2.0%)
MetLife, Inc.	11,800	526,870

Internet & Catalog Retail (2.7%)
Amazon.com, Inc.[1]	1,200	704,400

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED STATES
Internet Software & Services (5.7%)
Alphabet, Inc., Class A1	600	$456,810
Facebook, Inc., Class A1	9,500	1,065,995
		1,522,805
IT Services (3.0%)
Alliance Data Systems Corp.[1]	1,000	199,790
Cognizant Technology Solutions Corp., Class A1	3,200	202,592
Vantiv, Inc., Class A1	8,600	404,630
		807,012
Life Sciences Tools & Services (1.9%)
ICON PLC[1]	7,800	515,346

Machinery (0.5%)
Hillenbrand, Inc.	4,500	121,860

Media (2.3%)
Comcast Corp., Class A	6,100	339,831
Viacom, Inc., Class B	5,700	260,148
		599,979
Multi-Utilities (2.3%)
Public Service Enterprise Group, Inc.	14,600	602,980

Multiline Retail (0.9%)
Kohl’s Corp.	4,600	228,850

Oil, Gas & Consumable Fuels (6.9%)
Chevron Corp.	6,400	553,408
HollyFrontier Corp.	4,100	143,377
Valero Energy Corp.	10,300	699,061
World Fuel Services Corp.	11,400	444,030
		1,839,876
Pharmaceuticals (6.5%)
Johnson & Johnson	7,900	825,076
Merck & Co., Inc.	14,100	714,447
Mylan NV1	3,300	173,877
		1,713,400
Professional Services (1.6%)
Verisk Analytics, Inc.[1]	6,000	438,000

Real Estate Investment Trusts (2.7%)
Starwood Property Trust, Inc.	15,400	293,216
Two Harbors Investment Corp.	55,500	421,800
		715,016
Semiconductors & Semiconductor Equipment (3.2%)
Intel Corp.	18,900	586,278
Lam Research Corp.	3,700	265,623
		851,901
Software (3.9%)
Mentor Graphics Corp.	7,000	121,660
Microsoft Corp.	11,100	611,499
Red Hat, Inc.[1]	4,100	287,205
		1,020,364
Specialty Retail (3.2%)
CarMax, Inc.[1]	7,300	322,514
Foot Locker, Inc.	7,800	526,968
		849,482
Textiles, Apparel & Luxury Goods (0.8%)
Deckers Outdoor Corp.[1]	4,200	207,732

Thrifts & Mortgage Finance (1.0%)
Flagstar Bancorp, Inc.[1]	13,800	257,370

TOTAL COMMON STOCKS (Cost $24,422,914)		23,279,737

Number of Contracts		Value
OPTIONS PURCHASED (10.8%)
Call Options Purchased (4.6%)
4	Russell 2000 Index, Strike @ $1,000, expires 02/19/16	$18,100
3	Russell 2000 Index, Strike @ $1,000, expires 03/18/16	16,470
2	Russell 2000 Index, Strike @ $1,005, expires 03/18/16	10,320
8	Russell 2000 Index, Strike @ $1,015, expires 03/18/16	35,880
2	Russell 2000 Index, Strike @ $1,025, expires 03/18/16	7,710
10	Russell 2000 Index, Strike @ $1,035, expires 02/19/16	21,950
6	Russell 2000 Index, Strike @ $1,035, expires 03/18/16	19,650
3	Russell 2000 Index, Strike @ $1,040, expires 03/18/16	8,985
20	Russell 2000 Index, Strike @ $1,045, expires 02/19/16	33,400
3	Russell 2000 Index, Strike @ $1,045, expires 03/18/16	8,205
2	Russell 2000 Index, Strike @ $1,050, expires 02/19/16	2,850
3	Russell 2000 Index, Strike @ $1,055, expires 02/19/16	3,600
3	Russell 2000 Index, Strike @ $1,060, expires 03/18/16	6,015
19	Russell 2000 Index, Strike @ $1,065, expires 02/19/16	15,675
2	Russell 2000 Index, Strike @ $1,080, expires 02/19/16	850
18	Russell 2000 Index, Strike @ $1,090, expires 03/31/16	21,960
18	Russell 2000 Index, Strike @ $1,105, expires 03/18/16	10,710
1	Russell 2000 Index, Strike @ $1,110, expires 03/18/16	505
46	Russell 2000 Index, Strike @ $1,130, expires 04/15/16	27,830
2	Russell 2000 Index, Strike @ $1,140, expires 02/19/16	60
18	Russell 2000 Index, Strike @ $1,140, expires 03/18/16	3,060
2	Russell 2000 Index, Strike @ $1,160, expires 02/19/16	40
16	Russell 2000 Index, Strike @ $1,190, expires 03/31/16	1,080
42	Russell 2000 Index, Strike @ $1,300, expires 02/19/16	735
42	Russell 2000 Index, Strike @ $1,330, expires 03/18/16	210
1	Russell 2000 Index, Strike @ $960, expires 03/18/16	8,545
1	Russell 2000 Index, Strike @ $965, expires 03/18/16	8,135
8	Russell 2000 Index, Strike @ $970, expires 03/18/16	62,000
6	Russell 2000 Index, Strike @ $975, expires 02/19/16	39,180
9	Russell 2000 Index, Strike @ $980, expires 03/18/16	62,640
5	Russell 2000 Index, Strike @ $985, expires 02/19/16	28,500
11	Russell 2000 Index, Strike @ $995, expires 02/19/16	53,955
4	Russell 2000 Index, Strike @ $995, expires 03/18/16	23,380
1	S&P 500 Index, Strike @ $1,815, expires 02/19/16	12,395
1	S&P 500 Index, Strike @ $1,820, expires 02/19/16	11,945
2	S&P 500 Index, Strike @ $1,830, expires 02/19/16	22,100
2	S&P 500 Index, Strike @ $1,845, expires 02/19/16	19,480
3	S&P 500 Index, Strike @ $1,850, expires 02/19/16	27,945
3	S&P 500 Index, Strike @ $1,860, expires 02/19/16	25,440
1	S&P 500 Index, Strike @ $1,865, expires 02/19/16	8,065
6	S&P 500 Index, Strike @ $1,870, expires 02/19/16	45,960
12	S&P 500 Index, Strike @ $1,885, expires 02/19/16	77,820
25	S&P 500 Index, Strike @ $1,890, expires 02/12/16	144,000
5	S&P 500 Index, Strike @ $1,930, expires 03/11/16	23,875
2	S&P 500 Index, Strike @ $1,930, expires 03/18/16	10,370
12	S&P 500 Index, Strike @ $1,935, expires 02/26/16	43,293
2	S&P 500 Index, Strike @ $1,960, expires 02/19/16	3,790
1	S&P 500 Index, Strike @ $1,990, expires 03/18/16	2,215
17	S&P 500 Index, Strike @ $1,995, expires 03/18/16	34,425
58	S&P 500 Index, Strike @ $2,035, expires 03/18/16	51,040
10	S&P 500 Index, Strike @ $2,035, expires 03/24/16	10,700
56	S&P 500 Index, Strike @ $2,045, expires 03/04/16	20,440
2	S&P 500 Index, Strike @ $2,045, expires 03/18/16	1,370
3	S&P 500 Index, Strike @ $2,060, expires 02/19/16	188
10	S&P 500 Index, Strike @ $2,065, expires 03/18/16	4,050
14	S&P 500 Index, Strike @ $2,070, expires 02/19/16	595
75	S&P 500 Index, Strike @ $2,075, expires 03/24/16	29,625
10	S&P 500 Index, Strike @ $2,095, expires 03/11/16	1,175
10	S&P 500 Index, Strike @ $2,115, expires 02/29/16	325
55	S&P 500 Index, Strike @ $2,125, expires 03/11/16	2,887
54	S&P 500 Index, Strike @ $2,165, expires 02/12/16	540
48	S&P 500 Index, Strike @ $2,220, expires 03/18/16	1,080
44	S&P 500 Index, Strike @ $2,275, expires 02/19/16	44
		$1,199,362

Number of Contracts		Value
OPTIONS PURCHASED (continued)
Put Options Purchased (6.2%)
9	Russell 2000 Index, Strike @ $1,005, expires 02/19/16	$10,665
8	Russell 2000 Index, Strike @ $1,010, expires 02/19/16	10,600
11	Russell 2000 Index, Strike @ $1,010, expires 03/18/16	27,995
12	Russell 2000 Index, Strike @ $1,010, expires 04/15/16	40,920
5	Russell 2000 Index, Strike @ $1,015, expires 02/19/16	7,400
5	Russell 2000 Index, Strike @ $1,020, expires 03/18/16	14,400
3	Russell 2000 Index, Strike @ $1,025, expires 02/19/16	5,490
5	Russell 2000 Index, Strike @ $1,030, expires 02/19/16	10,125
3	Russell 2000 Index, Strike @ $1,030, expires 03/18/16	10,061
20	Russell 2000 Index, Strike @ $1,040, expires 02/19/16	49,400
4	Russell 2000 Index, Strike @ $1,050, expires 03/18/16	16,740
1	Russell 2000 Index, Strike @ $1,060, expires 02/19/16	3,555
2	Russell 2000 Index, Strike @ $1,065, expires 03/18/16	10,000
5	Russell 2000 Index, Strike @ $1,070, expires 02/19/16	21,075
4	Russell 2000 Index, Strike @ $1,075, expires 02/19/16	18,340
1	Russell 2000 Index, Strike @ $1,110, expires 02/19/16	7,660
3	Russell 2000 Index, Strike @ $1,120, expires 02/19/16	25,860
3	Russell 2000 Index, Strike @ $1,120, expires 03/18/16	27,285
3	Russell 2000 Index, Strike @ $1,130, expires 02/19/16	28,800
10	Russell 2000 Index, Strike @ $1,150, expires 02/19/16	115,800
9	Russell 2000 Index, Strike @ $1,150, expires 03/18/16	106,785
18	Russell 2000 Index, Strike @ $760, expires 03/31/16	2,520
9	Russell 2000 Index, Strike @ $800, expires 03/18/16	1,238
115	Russell 2000 Index, Strike @ $820, expires 04/15/16	46,575
9	Russell 2000 Index, Strike @ $840, expires 03/18/16	2,160
8	Russell 2000 Index, Strike @ $870, expires 03/31/16	4,040
2	Russell 2000 Index, Strike @ $970, expires 02/19/16	1,010
97	Russell 2000 Index, Strike @ $970, expires 03/18/16	143,075
6	Russell 2000 Index, Strike @ $975, expires 03/18/16	9,480
5	Russell 2000 Index, Strike @ $980, expires 02/19/16	3,275
7	Russell 2000 Index, Strike @ $985, expires 03/18/16	12,740
3	Russell 2000 Index, Strike @ $990, expires 02/19/16	2,490
5	S&P 500 Index, Strike @ $1,475, expires 03/24/16	1,063
58	S&P 500 Index, Strike @ $1,495, expires 03/18/16	10,440
73	S&P 500 Index, Strike @ $1,500, expires 03/24/16	18,067
5	S&P 500 Index, Strike @ $1,535, expires 03/18/16	1,175
55	S&P 500 Index, Strike @ $1,550, expires 03/11/16	10,312
5	S&P 500 Index, Strike @ $1,560, expires 03/11/16	1,013
56	S&P 500 Index, Strike @ $1,575, expires 03/04/16	8,260
5	S&P 500 Index, Strike @ $1,605, expires 02/29/16	613
60	S&P 500 Index, Strike @ $1,630, expires 03/18/16	28,500
99	S&P 500 Index, Strike @ $1,720, expires 02/19/16	15,097
3	S&P 500 Index, Strike @ $1,825, expires 02/19/16	2,100
1	S&P 500 Index, Strike @ $1,835, expires 02/19/16	815
1	S&P 500 Index, Strike @ $1,840, expires 03/18/16	2,535
2	S&P 500 Index, Strike @ $1,855, expires 02/19/16	2,190
12	S&P 500 Index, Strike @ $1,870, expires 02/26/16	22,620
7	S&P 500 Index, Strike @ $1,875, expires 02/19/16	10,255
4	S&P 500 Index, Strike @ $1,875, expires 03/24/16	14,740
1	S&P 500 Index, Strike @ $1,880, expires 02/19/16	1,575
13	S&P 500 Index, Strike @ $1,880, expires 03/04/16	33,930
6	S&P 500 Index, Strike @ $1,885, expires 02/12/16	7,350
5	S&P 500 Index, Strike @ $1,890, expires 02/19/16	9,075
11	S&P 500 Index, Strike @ $1,895, expires 02/19/16	21,395
1	S&P 500 Index, Strike @ $1,895, expires 03/18/16	3,935
3	S&P 500 Index, Strike @ $1,905, expires 03/18/16	12,765
2	S&P 500 Index, Strike @ $1,915, expires 02/19/16	5,130
2	S&P 500 Index, Strike @ $1,935, expires 03/24/16	11,450
12	S&P 500 Index, Strike @ $1,945, expires 02/19/16	45,660
2	S&P 500 Index, Strike @ $1,945, expires 03/18/16	11,630
12	S&P 500 Index, Strike @ $1,955, expires 02/19/16	51,780
12	S&P 500 Index, Strike @ $1,995, expires 02/29/16	88,980
1	S&P 500 Index, Strike @ $2,005, expires 03/18/16	9,165
5	S&P 500 Index, Strike @ $2,010, expires 02/19/16	40,650
1	S&P 500 Index, Strike @ $2,015, expires 02/19/16	8,555
7	S&P 500 Index, Strike @ $2,015, expires 03/18/16	68,985
12	S&P 500 Index, Strike @ $2,040, expires 02/12/16	127,680

Number of Contracts		Value
OPTIONS PURCHASED (continued)
Put Options Purchased
1	S&P 500 Index, Strike @ $2,040, expires 02/19/16	$10,830
10	S&P 500 Index, Strike @ $2,050, expires 02/19/16	117,900
1	S&P 500 Index, Strike @ $2,060, expires 03/18/16	13,440
		$1,649,214
TOTAL OPTIONS PURCHASED (Cost $3,150,026)		2,848,576

Par (000)		Maturity	Rate%

SHORT-TERM INVESTMENT (8.6%)
$2,272	State Street Bank and Trust Co. Euro Time Deposit (Cost $2,272,345)	02/01/16	0.010	2,272,345

TOTAL INVESTMENTS AT VALUE (107.3%) (Cost $29,845,285)				28,400,658

LIABILITIES IN EXCESS OF OTHER ASSETS (-7.3%)				(1,930,591)

NET ASSETS (100.0%)				$26,470,067

1                                 Non-income producing security.

OPTIONS WRITTEN

Number of Contracts	Call Options Written	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
9	Russell 2000 Index, Strike @ $1,005	02/19/16	$30,519	$(37,305)	$(6,786)
8	Russell 2000 Index, Strike @ $1,010	02/19/16	23,484	(30,320)	(6,836)
11	Russell 2000 Index, Strike @ $1,010	03/18/16	40,630	(52,965)	(12,335)
12	Russell 2000 Index, Strike @ $1,010	04/15/16	56,072	(66,480)	(10,408)
5	Russell 2000 Index, Strike @ $1,015	02/19/16	14,300	(17,175)	(2,875)
5	Russell 2000 Index, Strike @ $1,020	03/18/16	19,055	(20,850)	(1,795)
3	Russell 2000 Index, Strike @ $1,025	02/19/16	9,769	(8,355)	1,414
5	Russell 2000 Index, Strike @ $1,030	02/19/16	16,799	(12,375)	4,424
3	Russell 2000 Index, Strike @ $1,030	03/18/16	10,282	(10,282)	—
20	Russell 2000 Index, Strike @ $1,040	02/19/16	64,015	(38,500)	25,515
9	Russell 2000 Index, Strike @ $1,040	03/31/16	11,648	(30,015)	(18,367)
4	Russell 2000 Index, Strike @ $1,050	03/18/16	16,815	(9,920)	6,895
7	Russell 2000 Index, Strike @ $1,055	03/18/16	8,916	(15,610)	(6,694)
1	Russell 2000 Index, Strike @ $1,060	02/19/16	3,483	(1,005)	2,478
2	Russell 2000 Index, Strike @ $1,065	03/18/16	8,504	(3,590)	4,914
5	Russell 2000 Index, Strike @ $1,070	02/19/16	17,057	(3,350)	13,707
4	Russell 2000 Index, Strike @ $1,075	02/19/16	13,437	(2,240)	11,197
9	Russell 2000 Index, Strike @ $1,090	03/18/16	11,069	(8,325)	2,744
1	Russell 2000 Index, Strike @ $1,110	02/19/16	4,703	(102)	4,601
3	Russell 2000 Index, Strike @ $1,120	02/19/16	10,831	(195)	10,636
3	Russell 2000 Index, Strike @ $1,120	03/18/16	13,582	(1,080)	12,502
3	Russell 2000 Index, Strike @ $1,130	02/19/16	12,538	(120)	12,418
8	Russell 2000 Index, Strike @ $1,140	03/31/16	10,658	(2,280)	8,378
10	Russell 2000 Index, Strike @ $1,150	02/19/16	42,192	(225)	41,967
9	Russell 2000 Index, Strike @ $1,150	03/18/16	44,561	(1,058)	43,503
2	Russell 2000 Index, Strike @ $970	02/19/16	6,755	(13,930)	(7,176)
6	Russell 2000 Index, Strike @ $975	03/18/16	25,860	(44,130)	(18,270)
5	Russell 2000 Index, Strike @ $980	02/19/16	17,619	(30,650)	(13,031)
7	Russell 2000 Index, Strike @ $985	03/18/16	30,545	(46,060)	(15,515)
3	Russell 2000 Index, Strike @ $990	02/19/16	10,697	(15,900)	(5,203)
3	S&P 500 Index, Strike @ $1,825	02/19/16	16,663	(34,485)	(17,822)
1	S&P 500 Index, Strike @ $1,835	02/19/16	5,309	(10,610)	(5,301)
1	S&P 500 Index, Strike @ $1,840	03/18/16	7,039	(11,540)	(4,501)
2	S&P 500 Index, Strike @ $1,855	02/19/16	10,028	(17,780)	(7,752)
12	S&P 500 Index, Strike @ $1,870	02/26/16	74,432	(97,500)	(23,068)
7	S&P 500 Index, Strike @ $1,875	02/19/16	35,456	(50,820)	(15,364)
4	S&P 500 Index, Strike @ $1,875	03/24/16	28,637	(36,740)	(8,103)

OPTIONS WRITTEN (continued)

Number of Contracts	Call Options Written	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
1	S&P 500 Index, Strike @ $1,880	02/19/16	$5,352	$(6,870)	$(1,518)
13	S&P 500 Index, Strike @ $1,880	03/04/16	66,680	(101,335)	(34,655)
6	S&P 500 Index, Strike @ $1,885	02/12/16	29,095	(36,900)	(7,805)
5	S&P 500 Index, Strike @ $1,890	02/19/16	23,071	(30,550)	(7,479)
11	S&P 500 Index, Strike @ $1,895	02/19/16	48,388	(63,140)	(14,752)
1	S&P 500 Index, Strike @ $1,895	03/18/16	5,879	(7,440)	(1,561)
3	S&P 500 Index, Strike @ $1,905	03/18/16	19,912	(20,310)	(398)
2	S&P 500 Index, Strike @ $1,915	02/19/16	10,514	(8,730)	1,784
2	S&P 500 Index, Strike @ $1,935	03/24/16	15,388	(10,470)	4,918
12	S&P 500 Index, Strike @ $1,945	02/19/16	67,655	(31,260)	36,395
2	S&P 500 Index, Strike @ $1,945	03/18/16	13,608	(8,650)	4,959
5	S&P 500 Index, Strike @ $1,945	03/24/16	9,482	(23,325)	(13,843)
12	S&P 500 Index, Strike @ $1,955	02/19/16	66,912	(25,380)	41,532
5	S&P 500 Index, Strike @ $1,980	03/18/16	10,530	(13,100)	(2,570)
12	S&P 500 Index, Strike @ $1,995	02/29/16	69,299	(13,800)	55,499
1	S&P 500 Index, Strike @ $2,005	03/18/16	7,719	(1,680)	6,039
5	S&P 500 Index, Strike @ $2,010	02/19/16	29,821	(2,175)	27,646
5	S&P 500 Index, Strike @ $2,010	03/11/16	10,242	(6,125)	4,117
1	S&P 500 Index, Strike @ $2,015	02/19/16	6,559	(355)	6,204
7	S&P 500 Index, Strike @ $2,015	03/18/16	53,863	(9,625)	44,238
5	S&P 500 Index, Strike @ $2,035	02/29/16	9,267	(1,750)	7,517
12	S&P 500 Index, Strike @ $2,040	02/12/16	56,650	(840)	55,810
1	S&P 500 Index, Strike @ $2,040	02/19/16	6,044	(132)	5,912
10	S&P 500 Index, Strike @ $2,050	02/19/16	70,933	(900)	70,033
1	S&P 500 Index, Strike @ $2,060	03/18/16	6,749	(465)	6,284
					$294,397

Number of Contracts	Put Options Written	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
4	Russell 2000 Index, Strike @ $1,000	02/19/16	$13,277	$(4,220)	$9,057
3	Russell 2000 Index, Strike @ $1,000	03/18/16	11,158	(6,675)	4,483
2	Russell 2000 Index, Strike @ $1,005	03/18/16	7,560	(4,760)	2,800
8	Russell 2000 Index, Strike @ $1,015	03/18/16	31,828	(21,680)	10,148
2	Russell 2000 Index, Strike @ $1,025	03/18/16	8,345	(6,130)	2,215
10	Russell 2000 Index, Strike @ $1,035	02/19/16	33,542	(22,450)	11,092
6	Russell 2000 Index, Strike @ $1,035	03/18/16	24,705	(20,880)	3,825
3	Russell 2000 Index, Strike @ $1,040	03/18/16	14,023	(11,145)	2,878
20	Russell 2000 Index, Strike @ $1,045	02/19/16	70,352	(54,300)	16,052
3	Russell 2000 Index, Strike @ $1,045	03/18/16	13,261	(11,820)	1,441
2	Russell 2000 Index, Strike @ $1,050	02/19/16	6,432	(5,950)	482
3	Russell 2000 Index, Strike @ $1,055	02/19/16	10,341	(9,750)	591
2	Russell 2000 Index, Strike @ $1,055	03/18/16	8,760	(8,880)	(120)
3	Russell 2000 Index, Strike @ $1,060	03/18/16	13,354	(14,175)	(821)
19	Russell 2000 Index, Strike @ $1,065	02/19/16	66,594	(73,720)	(7,126)
2	Russell 2000 Index, Strike @ $1,080	02/19/16	6,660	(9,930)	(3,270)
1	Russell 2000 Index, Strike @ $1,110	03/18/16	5,288	(8,220)	(2,932)
2	Russell 2000 Index, Strike @ $1,140	02/19/16	7,752	(21,180)	(13,428)
21	Russell 2000 Index, Strike @ $1,140	03/18/16	90,010	(229,215)	(139,205)
2	Russell 2000 Index, Strike @ $1,160	02/19/16	6,912	(25,050)	(18,138)
9	Russell 2000 Index, Strike @ $860	03/31/16	16,733	(4,005)	12,728
9	Russell 2000 Index, Strike @ $900	03/18/16	14,555	(4,770)	9,785
9	Russell 2000 Index, Strike @ $935	03/18/16	12,391	(8,055)	4,336
1	Russell 2000 Index, Strike @ $960	03/18/16	4,402	(1,285)	3,117
1	Russell 2000 Index, Strike @ $965	03/18/16	4,444	(1,380)	3,064
8	Russell 2000 Index, Strike @ $970	03/31/16	14,594	(14,800)	(206)
46	Russell 2000 Index, Strike @ $970	04/15/16	141,743	(103,270)	38,473
6	Russell 2000 Index, Strike @ $975	02/19/16	7,164	(3,450)	3,714
9	Russell 2000 Index, Strike @ $980	03/18/16	39,071	(15,255)	23,816
5	Russell 2000 Index, Strike @ $985	02/19/16	16,976	(3,650)	13,326
11	Russell 2000 Index, Strike @ $995	02/19/16	35,430	(10,340)	25,090
4	Russell 2000 Index, Strike @ $995	03/18/16	17,083	(8,320)	8,763
5	S&P 500 Index, Strike @ $1,655	03/24/16	14,071	(3,625)	10,446

OPTIONS WRITTEN (continued)

Number of Contracts	Put Options Written	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
58	S&P 500 Index, Strike @ $1,675	03/18/16	$149,461	$(39,150)	$110,311
5	S&P 500 Index, Strike @ $1,720	03/18/16	12,249	(4,825)	7,424
5	S&P 500 Index, Strike @ $1,750	03/11/16	11,676	(4,875)	6,801
56	S&P 500 Index, Strike @ $1,765	03/04/16	110,410	(45,920)	64,490
55	S&P 500 Index, Strike @ $1,780	03/11/16	140,571	(70,125)	70,446
5	S&P 500 Index, Strike @ $1,800	02/29/16	11,130	(4,525)	6,605
1	S&P 500 Index, Strike @ $1,815	02/19/16	5,559	(605)	4,954
1	S&P 500 Index, Strike @ $1,820	02/19/16	5,539	(650)	4,889
2	S&P 500 Index, Strike @ $1,830	02/19/16	10,938	(1,510)	9,428
2	S&P 500 Index, Strike @ $1,845	02/19/16	10,528	(1,900)	8,628
3	S&P 500 Index, Strike @ $1,850	02/19/16	15,103	(3,060)	12,043
3	S&P 500 Index, Strike @ $1,860	02/19/16	16,303	(3,555)	12,748
1	S&P 500 Index, Strike @ $1,865	02/19/16	5,164	(1,275)	3,889
6	S&P 500 Index, Strike @ $1,870	02/19/16	32,703	(8,190)	24,513
12	S&P 500 Index, Strike @ $1,885	02/19/16	64,340	(20,220)	44,120
25	S&P 500 Index, Strike @ $1,890	02/12/16	127,285	(33,375)	93,910
24	S&P 500 Index, Strike @ $1,920	03/18/16	111,253	(114,840)	(3,587)
5	S&P 500 Index, Strike @ $1,930	03/11/16	30,246	(23,750)	6,496
2	S&P 500 Index, Strike @ $1,930	03/18/16	13,244	(10,350)	2,894
12	S&P 500 Index, Strike @ $1,935	02/26/16	47,719	(47,719)	—
2	S&P 500 Index, Strike @ $1,960	02/19/16	11,148	(9,190)	1,958
22	S&P 500 Index, Strike @ $1,975	02/19/16	95,535	(121,220)	(25,685)
1	S&P 500 Index, Strike @ $1,990	03/18/16	8,221	(8,195)	26
17	S&P 500 Index, Strike @ $1,995	03/18/16	114,992	(144,585)	(29,593)
2	S&P 500 Index, Strike @ $2,045	03/18/16	13,126	(24,320)	(11,194)
3	S&P 500 Index, Strike @ $2,060	02/19/16	14,653	(38,265)	(23,612)
14	S&P 500 Index, Strike @ $2,070	02/19/16	69,128	(192,430)	(123,302)
					$316,076
Net Unrealized Appreciation (Depreciation)					$610,473

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Fund Code Not Found (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund Code Not Found to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$23,279,737	$—	$—	$23,279,737
Options Purchased	2,848,576	—	—	2,848,576
Short-term Investment	—	2,272,345	—	2,272,345
	$26,128,313	$2,272,345	$—	$28,400,658

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Options Written	$2,940,133	$—	$—	$2,940,133

*        Other financial instruments include written options, at value.

For the quarter ended January 31, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Global Sustainable Dividend Equity Fund

Schedule of Investments

January 31, 2016 (unaudited)

	Number of Shares	Value
COMMON STOCKS (95.7%)
BRAZIL (1.4%)
Beverages (1.4%)
Ambev S.A., ADR	62,200	$290,474

FRANCE (9.3%)
Aerospace & Defense (1.5%)
Safran S.A.	4,700	304,126

Insurance (3.1%)
AXA S.A.	26,600	656,599

Media (0.8%)
Eutelsat Communications S.A.	5,100	164,639

Pharmaceuticals (3.2%)
Sanofi, ADR	16,300	678,732

Textiles, Apparel & Luxury Goods (0.7%)
LVMH Moet Hennessy Louis Vuitton SE	900	144,595
		1,948,691
GERMANY (6.3%)
Chemicals (1.9%)
BASF SE, ADR	5,900	392,763

Industrial Conglomerates (0.8%)
Siemens AG, ADR	1,700	163,064

Insurance (3.6%)
Allianz SE, Reg S [1]	4,700	759,753
		1,315,580
HONG KONG (1.4%)
Wireless Telecommunication Services (1.4%)
China Mobile Ltd.	27,800	306,350

IRELAND (5.0%)
IT Services (5.0%)
Accenture PLC, Class A	10,000	1,055,400

MEXICO (1.6%)
Food & Staples Retailing (1.6%)
Wal-Mart de Mexico S.A.B. de C.V.	133,600	334,814

SPAIN (2.4%)
Electric Utilities (2.4%)
Red Electrica Corp. S.A.	6,300	509,484

SWEDEN (2.0%)
Communications Equipment (2.0%)
Telefonaktiebolaget LM Ericsson, ADR	46,800	416,520

SWITZERLAND (7.7%)
Pharmaceuticals (7.7%)
Novartis AG, ADR	9,600	748,512
Roche Holding AG, ADR	27,000	875,340
		1,623,852
TAIWAN (0.5%)
Diversified Telecommunication Services (0.5%)
Chunghwa Telecom Co. Ltd., ADR	3,300	102,696

UNITED KINGDOM (12.4%)
Chemicals (0.7%)
Johnson Matthey PLC	4,261	150,054

Insurance (1.5%)
Aviva PLC	45,200	310,333

Media (2.0%)
Sky PLC	26,475	407,798

Personal Products (5.8%)
Unilever PLC, ADR	27,600	1,221,852

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED KINGDOM
Tobacco (2.4%)
British American Tobacco PLC, ADR	4,600	$510,646
		2,600,683
UNITED STATES (45.7%)
Aerospace & Defense (4.2%)
Honeywell International, Inc.	8,600	887,520

Beverages (2.0%)
Dr. Pepper Snapple Group, Inc.	4,400	412,896

Biotechnology (1.6%)
AbbVie, Inc.	6,300	345,870

Commercial Banks (1.2%)
JPMorgan Chase & Co.	4,400	261,800

Communications Equipment (4.7%)
Cisco Systems, Inc.	15,200	361,608
Harris Corp.	2,700	234,819
QUALCOMM, Inc.	8,700	394,458
		990,885
Containers & Packaging (3.7%)
Avery Dennison Corp.	2,900	176,581
Bemis Co., Inc.	6,500	311,155
Sonoco Products Co.	7,200	284,472
		772,208
Food & Staples Retailing (2.1%)
Sysco Corp.	11,200	445,872

Food Products (1.7%)
The Hershey Co.	4,000	352,440

Industrial Conglomerates (5.8%)
General Electric Co.	42,200	1,228,020

Insurance (1.7%)
The Travelers Cos., Inc.	3,300	353,232

Leisure Equipment & Products (2.8%)
Hasbro, Inc.	8,000	594,240

Multiline Retail (4.6%)
Kohl’s Corp.	7,100	353,225
Target Corp.	8,400	608,328
		961,553
Pharmaceuticals (5.4%)
Johnson & Johnson	10,800	1,127,952

Software (1.7%)
Microsoft Corp.	6,300	347,067

Tobacco (2.5%)
Altria Group, Inc.	8,700	531,657
		9,613,212
TOTAL COMMON STOCKS (Cost $21,203,504)		20,117,756

	Par (000)
SHORT-TERM INVESTMENT (3.9%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 02/01/2016 (Cost $819,125)	$819	819,125

Value
TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $22,022,629)	$20,936,881

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)	79,028

NET ASSETS (100.0%)	$21,015,909

1    REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

INVESTMENT ABBREVIATION

  ADR = American Depositary Receipt

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.  The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$16,404,025	$3,713,731	$—	$20,117,756
Short-term Investments	—	819,125	—	819,125
	$16,404,025	$4,532,856	$—	$20,936,881

For the quarter ended January 31, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 21, 2016

/s/Rocco DelGuercio
Name:	Rocco DelGuercio
Title:	Chief Financial Officer
Date:	March 21, 2016